UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: July 1, 2015 – September 30, 2015

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2015. The schedules have not been audited.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	2,280,571	$20,747,494
ATM Large Cap Managed Volatility Portfolio‡	7,374,279	90,093,956
ATM Mid Cap Managed Volatility Portfolio‡	487,048	3,868,012
ATM Small Cap Managed Volatility Portfolio‡	269,086	3,000,627
AXA Global Equity Managed Volatility Portfolio‡	288,723	4,054,029
AXA International Core Managed Volatility Portfolio‡	555,335	4,929,020
AXA International Value Managed Volatility Portfolio‡	276,839	3,090,633
AXA Large Cap Core Managed Volatility Portfolio‡	3,129,111	27,229,033
AXA Large Cap Growth Managed Volatility Portfolio‡	962,171	25,759,850
AXA Large Cap Value Managed Volatility Portfolio‡	553,925	8,010,304
AXA/AB Small Cap Growth Portfolio‡	171,418	3,164,744
AXA/Loomis Sayles Growth Portfolio‡	646,477	3,700,478
AXA/Lord Abbett Micro Cap Portfolio*‡	76,241	751,660
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	184,059	1,693,434
EQ/BlackRock Basic Value Equity Portfolio‡	1,408,076	27,578,528
EQ/Boston Advisors Equity Income Portfolio‡	3,540,333	21,049,359
EQ/Core Bond Index Portfolio‡	37,199,014	376,435,137
EQ/GAMCO Small Company Value Portfolio‡	145,819	7,287,007
EQ/Global Bond PLUS Portfolio‡	3,058,396	27,704,195
EQ/High Yield Bond Portfolio‡	1,160,570	11,309,068
EQ/Intermediate Government Bond Portfolio‡	48,433,312	506,663,145
EQ/International Equity Index Portfolio‡	65,347	546,368
EQ/JPMorgan Value Opportunities Portfolio‡	131,117	1,942,166
EQ/Large Cap Growth Index Portfolio‡	140,628	1,711,964
EQ/MFS International Growth Portfolio‡	2,041,741	13,128,754
EQ/PIMCO Ultra Short Bond Portfolio‡	19,524,734	191,769,942
EQ/Quality Bond PLUS Portfolio‡	1,477,136	12,758,282
Multimanager Core Bond Portfolio‡	3,473,634	34,258,119
Multimanager Mid Cap Growth Portfolio*‡	226,791	2,016,118
Multimanager Mid Cap Value Portfolio‡	120,917	1,593,304

Total Investment Companies (99.6%) (Cost $1,345,246,065)		1,437,844,730

SHORT-TERM INVESTMENT:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	5,385,053	5,385,053

Total Short-Term Investment (0.4%) (Cost $5,385,053)		5,385,053

Total Investments (100.0%) (Cost $1,350,631,118)		1,443,229,783
Other Assets Less Liabilities (0.0%)		(72,144)

Net Assets (100%)		$1,443,157,639

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$22,811,929	$1,864,189	$2,880,621	$20,747,494	$13,431	$24,776
ATM Large Cap Managed Volatility Portfolio	110,936,908	7,801,219	19,214,907	90,093,956	—	4,174,628
ATM Mid Cap Managed Volatility Portfolio	5,099,344	563,669	1,476,262	3,868,012	—	147,287
ATM Small Cap Managed Volatility Portfolio	3,260,016	75,957	—	3,000,627	—	75,957
AXA Global Equity Managed Volatility Portfolio	4,562,507	205,075	397,252	4,054,029	782	86,981
AXA International Core Managed Volatility Portfolio	5,816,640	411,714	994,309	4,929,020	3,128	(25,843)
AXA International Value Managed Volatility Portfolio	3,550,670	207,755	459,977	3,090,633	3,462	24,256
AXA Large Cap Core Managed Volatility Portfolio	30,691,534	1,577,063	3,042,309	27,229,033	—	494,333
AXA Large Cap Growth Managed Volatility Portfolio	29,461,471	2,023,479	3,144,117	25,759,850	—	1,958,941
AXA Large Cap Value Managed Volatility Portfolio	7,965,145	1,204,293	468,802	8,010,304	—	15,431
AXA/AB Small Cap Growth Portfolio(a)	3,637,469	251,637	469,094	3,164,744	—	62,483
AXA/Loomis Sayles Growth Portfolio	—	3,749,929	23	3,700,478	106	9,800
AXA/Lord Abbett Micro Cap Portfolio	812,687	8,419	—	751,660	—	8,419
AXA/Morgan Stanley Small Cap Growth Portfolio	1,854,571	158	—	1,693,434	—	158
EQ/BlackRock Basic Value Equity Portfolio	32,435,099	1,640,904	2,935,828	27,578,528	6,560	938,035
EQ/Boston Advisors Equity Income Portfolio	27,455,574	1,922,926	5,703,964	21,049,359	—	928,540
EQ/Core Bond Index Portfolio	400,442,492	20,429,303	50,345,570	376,435,137	—	(172,283)
EQ/GAMCO Small Company Value Portfolio	8,831,543	701,207	1,153,632	7,287,007	—	387,394
EQ/Global Bond PLUS Portfolio	28,636,079	2,069,834	2,421,336	27,704,195	12,552	35,646
EQ/High Yield Bond Portfolio	8,512,630	3,006,054	—	11,309,068	12,098	—
EQ/Intermediate Government Bond Portfolio	540,963,404	29,466,103	71,474,435	506,663,145	—	53,005
EQ/International Equity Index Portfolio	575,841	569	—	546,368	569	—
EQ/JPMorgan Value Opportunities Portfolio	—	2,050,000	—	1,942,166	—	—
EQ/Large Cap Growth Index Portfolio	3,368,202	417,794	1,355,684	1,711,964	—	741,989
EQ/MFS International Growth Portfolio	13,680,612	820,197	933,764	13,128,754	36,611	34,702
EQ/PIMCO Ultra Short Bond Portfolio	209,778,231	11,644,703	29,143,260	191,769,942	—	8,013
EQ/Quality Bond PLUS Portfolio	6,618,813	6,040,157	—	12,758,282	15,157	—
Multimanager Core Bond Portfolio	37,899,981	4,279,444	7,676,759	34,258,119	535,755	70,967
Multimanager Mid Cap Growth Portfolio	2,130,351	39,637	—	2,016,118	—	39,637
Multimanager Mid Cap Value Portfolio	1,711,058	—	—	1,593,304	—	—

	$1,553,500,801	$104,473,388	$205,691,905	$1,437,844,730	$640,211	$10,123,252

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,437,844,730	$—	$1,437,844,730
Short-Term Investments	5,385,053	—	—	5,385,053

Total Assets	$5,385,053	$1,437,844,730	$—	$1,443,229,783

Total Liabilities	$—	$—	$—	$—

Total	$5,385,053	$1,437,844,730	$—	$1,443,229,783

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,871,789
Aggregate gross unrealized depreciation	(6,517,328)

Net unrealized appreciation	$91,354,461

Federal income tax cost of investments	$1,351,875,322

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	6,596,148	$60,008,455
ATM Large Cap Managed Volatility Portfolio‡	13,125,594	160,359,633
ATM Mid Cap Managed Volatility Portfolio‡	1,052,754	8,360,698
ATM Small Cap Managed Volatility Portfolio‡	2,478,719	27,640,681
AXA Global Equity Managed Volatility Portfolio‡	1,397,309	19,619,932
AXA International Core Managed Volatility Portfolio‡	1,497,801	13,294,125
AXA International Value Managed Volatility Portfolio‡	709,581	7,921,761
AXA Large Cap Core Managed Volatility Portfolio‡	4,556,830	39,652,821
AXA Large Cap Growth Managed Volatility Portfolio‡	1,623,434	43,463,621
AXA Large Cap Value Managed Volatility Portfolio‡	1,689,687	24,434,555
AXA/AB Small Cap Growth Portfolio‡	871,910	16,097,364
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	213,225	2,889,327
AXA/Horizon Small Cap Value Portfolio‡	606,349	5,344,562
AXA/Loomis Sayles Growth Portfolio‡	1,679,247	9,612,131
AXA/Lord Abbett Micro Cap Portfolio*‡	261,700	2,580,094
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	302,096	2,779,425
AXA/Pacific Global Small Cap Value Portfolio‡	469,868	3,491,734
EQ/BlackRock Basic Value Equity Portfolio‡	2,071,420	40,570,780
EQ/Boston Advisors Equity Income Portfolio‡	4,011,284	23,849,440
EQ/Core Bond Index Portfolio‡	28,657,902	290,003,421
EQ/GAMCO Small Company Value Portfolio‡	248,356	12,411,093
EQ/Global Bond PLUS Portfolio‡	2,463,866	22,318,697
EQ/High Yield Bond Portfolio‡	1,208,420	11,775,336
EQ/Intermediate Government Bond Portfolio‡	37,636,717	393,719,454
EQ/International Equity Index Portfolio‡	140,423	1,174,084
EQ/JPMorgan Value Opportunities Portfolio‡	239,984	3,554,761
EQ/Large Cap Growth Index Portfolio‡	522,436	6,359,982
EQ/MFS International Growth Portfolio‡	5,717,163	36,762,365
EQ/PIMCO Ultra Short Bond Portfolio‡	14,987,583	147,206,508
EQ/Quality Bond PLUS Portfolio‡	1,685,235	14,555,668
Multimanager Core Bond Portfolio‡	3,325,747	32,799,611
Multimanager Mid Cap Growth Portfolio*‡	227,025	2,018,196
Multimanager Mid Cap Value Portfolio‡	352,001	4,638,261

Total Investment Companies (99.8%) (Cost $1,328,108,960)		1,491,268,576

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	1,344,086	1,344,086

Total Short-Term Investment (0.1%) (Cost $1,344,086)		1,344,086

Total Investments (99.9%) (Cost $1,329,453,046)		1,492,612,662
Other Assets Less Liabilities (0.1%)		1,116,542

Net Assets (100%)		$1,493,729,204

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$68,000,402	$2,542,693	$7,471,012	$60,008,455	$39,015	$63,696
ATM Large Cap Managed Volatility Portfolio	195,161,063	5,515,672	24,394,926	160,359,633	—	6,077,823
ATM Mid Cap Managed Volatility Portfolio	10,794,245	493,576	2,125,946	8,360,698	—	385,637
ATM Small Cap Managed Volatility Portfolio	33,022,705	1,018,098	3,177,392	27,640,681	—	876,719
AXA Global Equity Managed Volatility Portfolio	22,275,723	160,167	1,251,813	19,619,932	3,794	422,567
AXA International Core Managed Volatility Portfolio	15,738,026	164,832	1,366,529	13,294,125	8,459	307,850
AXA International Value Managed Volatility Portfolio	9,159,772	87,082	840,486	7,921,761	8,896	(3,296)
AXA Large Cap Core Managed Volatility Portfolio	46,662,526	605,748	4,077,039	39,652,821	—	1,323,727
AXA Large Cap Growth Managed Volatility Portfolio	52,512,749	2,588,161	4,939,870	43,463,621	—	5,702,809
AXA Large Cap Value Managed Volatility Portfolio	27,575,444	1,195,466	2,002,208	24,434,555	—	90,767
AXA/AB Small Cap Growth Portfolio(a)	20,692,549	516,263	3,560,324	16,097,364	—	612,450
AXA/Franklin Small Cap Value Managed Volatility Portfolio	3,673,780	—	198,824	2,889,327	—	301,176
AXA/Horizon Small Cap Value Portfolio	5,933,646	2,424	—	5,344,562	—	2,424
AXA/Loomis Sayles Growth Portfolio	—	9,735,792	59	9,612,131	276	25,457
AXA/Lord Abbett Micro Cap Portfolio	1,981,932	828,898	—	2,580,094	—	28,898
AXA/Morgan Stanley Small Cap Growth Portfolio	3,043,898	260	—	2,779,425	—	260
AXA/Pacific Global Small Cap Value Portfolio	3,703,179	505,972	—	3,491,734	—	5,972
EQ/BlackRock Basic Value Equity Portfolio	47,624,582	1,439,709	4,250,260	40,570,780	9,683	354,283
EQ/Boston Advisors Equity Income Portfolio	34,706,658	1,032,865	7,967,258	23,849,440	—	1,919,627
EQ/Core Bond Index Portfolio	315,391,092	6,471,085	36,510,223	290,003,421	—	(147,011)
EQ/GAMCO Small Company Value Portfolio	16,527,183	346,710	1,967,881	12,411,093	—	1,276,338
EQ/Global Bond PLUS Portfolio	22,886,837	1,156,293	1,254,268	22,318,697	10,124	30,406
EQ/High Yield Bond Portfolio	8,984,509	3,006,304	—	11,775,336	12,596	—
EQ/Intermediate Government Bond Portfolio	432,707,023	4,220,338	49,342,215	393,719,454	—	34,800
EQ/International Equity Index Portfolio	3,093,823	1,223	1,255,230	1,174,084	1,223	744,770
EQ/JPMorgan Value Opportunities Portfolio	—	3,750,000	—	3,554,761	—	—
EQ/Large Cap Growth Index Portfolio	11,371,538	151,359	2,914,297	6,359,982	—	2,255,567
EQ/MFS International Growth Portfolio	39,801,731	1,415,676	3,294,464	36,762,365	102,931	54,295
EQ/PIMCO Ultra Short Bond Portfolio	166,694,406	1,720,102	20,882,775	147,206,508	—	(64,599)

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
EQ/Quality Bond PLUS Portfolio	9,755,496	4,692,292	—	14,555,668	17,292	—
Multimanager Core Bond Portfolio	30,462,627	6,695,491	4,184,138	32,799,611	479,559	1,811
Multimanager Mid Cap Growth Portfolio	2,608,203	39,678	424,761	2,018,196	—	114,917
Multimanager Mid Cap Value Portfolio	5,731,915	78,186	520,217	4,638,261	—	316,973

	$1,668,279,262	$62,178,415	$190,174,415	$1,491,268,576	$693,848	$23,117,113

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,491,268,576	$—	$1,491,268,576
Short-Term Investments	1,344,086	—	—	1,344,086

Total Assets	$1,344,086	$1,491,268,576	$—	$1,492,612,662

Total Liabilities	$—	$—	$—	$—

Total	$1,344,086	$1,491,268,576	$—	$1,492,612,662

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$177,020,925
Aggregate gross unrealized depreciation	(16,481,621)

Net unrealized appreciation	$160,539,304

Federal income tax cost of investments	$1,332,073,358

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	61,454,236	$559,079,934
ATM Large Cap Managed Volatility Portfolio‡	84,553,705	1,033,020,021
ATM Mid Cap Managed Volatility Portfolio‡	7,253,532	57,605,672
ATM Small Cap Managed Volatility Portfolio‡	19,998,011	223,001,781
AXA Global Equity Managed Volatility Portfolio‡	11,145,750	156,500,019
AXA International Core Managed Volatility Portfolio‡	14,046,624	124,674,490
AXA International Value Managed Volatility Portfolio‡	5,070,123	56,602,858
AXA Large Cap Core Managed Volatility Portfolio‡	26,732,233	232,619,683
AXA Large Cap Growth Managed Volatility Portfolio‡	9,361,199	250,624,055
AXA Large Cap Value Managed Volatility Portfolio‡	12,422,845	179,646,757
AXA/AB Small Cap Growth Portfolio‡	10,143,706	187,275,077
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	2,231,794	30,242,124
AXA/Horizon Small Cap Value Portfolio‡	1,720,947	15,169,001
AXA/Loomis Sayles Growth Portfolio‡	10,238,339	58,604,988
AXA/Lord Abbett Micro Cap Portfolio*‡	2,017,899	19,894,439
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	4,085,515	37,588,669
AXA/Pacific Global Small Cap Value Portfolio‡	2,284,423	16,976,228
EQ/BlackRock Basic Value Equity Portfolio‡	12,309,227	241,088,176
EQ/Boston Advisors Equity Income Portfolio‡	27,731,708	164,881,284
EQ/Core Bond Index Portfolio‡	140,918,015	1,426,018,769
EQ/GAMCO Small Company Value Portfolio‡	2,328,683	116,371,514
EQ/Global Bond PLUS Portfolio‡	13,786,482	124,883,566
EQ/High Yield Bond Portfolio‡	4,426,270	43,131,363
EQ/Intermediate Government Bond Portfolio‡	176,464,401	1,846,002,357
EQ/International Equity Index Portfolio‡	2,630,137	21,990,759
EQ/JPMorgan Value Opportunities Portfolio‡	1,411,552	20,908,570
EQ/Large Cap Growth Index Portfolio‡	3,212,916	39,113,106
EQ/MFS International Growth Portfolio‡	42,052,006	270,401,807
EQ/PIMCO Ultra Short Bond Portfolio‡	67,487,261	662,852,992
EQ/Quality Bond PLUS Portfolio‡	9,912,198	85,613,401
Multimanager Core Bond Portfolio‡	15,730,447	155,138,837
Multimanager Mid Cap Growth Portfolio*‡	891,681	7,926,830
Multimanager Mid Cap Value Portfolio‡	2,097,200	27,634,449

Total Investment Companies (99.9%) (Cost $7,487,530,256)		8,493,083,576

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	8,358,672	8,358,672

Total Short-Term Investment (0.1%) (Cost $8,358,672)		8,358,672

Total Investments (100.0%) (Cost $7,495,888,928)		8,501,442,248
Other Assets Less Liabilities (0.0%)		(2,149,405)

Net Assets (100%)		$8,499,292,843

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$624,985,111	$13,494,928	$50,308,941	$559,079,934	$363,069	$411,993
ATM Large Cap Managed Volatility Portfolio	1,209,705,457	23,928,208	108,061,171	1,033,020,021	—	28,305,451
ATM Mid Cap Managed Volatility Portfolio	75,107,590	2,316,741	14,399,593	57,605,672	—	2,662,016
ATM Small Cap Managed Volatility Portfolio	261,201,783	5,668,639	18,247,867	223,001,781	—	6,788,074
AXA Global Equity Managed Volatility Portfolio	178,251,694	32,003	12,598,179	156,500,019	30,288	82,054
AXA International Core Managed Volatility Portfolio	146,108,296	81,026	10,073,179	124,674,490	79,311	2,607,055
AXA International Value Managed Volatility Portfolio	65,467,508	64,336	5,382,986	56,602,858	63,601	51,400
AXA Large Cap Core Managed Volatility Portfolio	263,981,829	1,261,636	17,520,110	232,619,683	—	1,853,696
AXA Large Cap Growth Managed Volatility Portfolio	318,854,890	13,166,271	35,074,409	250,624,055	—	41,198,899
AXA Large Cap Value Managed Volatility Portfolio	211,180,114	1,960	11,435,205	179,646,757	—	3,056,490
AXA/AB Small Cap Growth Portfolio(a)	225,381,090	2,817,666	25,302,645	187,275,077	—	4,249,625
AXA/Franklin Small Cap Value Managed Volatility Portfolio	48,695,000	490	10,114,325	30,242,124	—	5,508,599
AXA/Horizon Small Cap Value Portfolio	13,154,835	3,606,881	—	15,169,001	—	6,881
AXA/Loomis Sayles Growth Portfolio	—	59,357,253	362	58,604,988	1,681	155,211
AXA/Lord Abbett Micro Cap Portfolio	20,298,184	1,422,823	—	19,894,439	—	222,823
AXA/Morgan Stanley Small Cap Growth Portfolio	41,165,375	3,513	—	37,588,669	—	3,513
AXA/Pacific Global Small Cap Value Portfolio	17,112,974	3,129,034	—	16,976,228	—	29,034
EQ/BlackRock Basic Value Equity Portfolio	267,894,051	12,309,621	14,008,891	241,088,176	57,416	2,294,266
EQ/Boston Advisors Equity Income Portfolio	215,058,468	3,875,413	32,828,861	164,881,284	—	7,547,504
EQ/Core Bond Index Portfolio	1,541,895,701	6,015,679	143,888,348	1,426,018,769	—	45,216
EQ/GAMCO Small Company Value Portfolio	144,556,189	1,416,253	11,440,222	116,371,514	—	6,654,549
EQ/Global Bond PLUS Portfolio	127,045,106	7,719,480	7,284,884	124,883,566	56,699	122,764
EQ/High Yield Bond Portfolio	36,319,087	7,523,090	—	43,131,363	46,139	—
EQ/Intermediate Government Bond Portfolio	1,989,758,988	15,196,616	187,286,627	1,846,002,357	—	297,081
EQ/International Equity Index Portfolio	13,060,786	10,379,041	—	21,990,759	22,906	—
EQ/International ETF Portfolio	10,114,854	—	14,655,788	—	—	(4,299,653)
EQ/JPMorgan Value Opportunities Portfolio	—	22,100,000	—	20,908,570	—	—

EQ/Large Cap Growth Index Portfolio	70,313,170	210,930	27,733,821	39,113,106	—	3,721,977
EQ/MFS International Growth Portfolio	293,422,260	8,635,978	21,795,431	270,401,807	757,793	1,753,574
EQ/PIMCO Ultra Short Bond Portfolio	753,064,776	9,799	88,946,385	662,852,992	—	(487,907)
EQ/Quality Bond PLUS Portfolio	42,629,956	42,401,707	—	85,613,401	101,707	—
Multimanager Core Bond Portfolio	150,994,528	25,035,740	19,920,973	155,138,837	2,333,045	5,108
Multimanager Mid Cap Growth Portfolio	9,308,067	155,842	907,243	7,926,830	—	248,599

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
Multimanager Mid Cap Value Portfolio	$39,064,860	$490	$5,802,156	$27,634,449	$—	$3,820,768

	$9,425,152,577	$293,339,087	$895,018,602	$8,493,083,576	$3,913,655	$118,916,660

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$8,493,083,576	$—	$8,493,083,576
Short-Term Investments	8,358,672	—	—	8,358,672

Total Assets	$8,358,672	$8,493,083,576	$—	$8,501,442,248

Total Liabilities	$—	$—	$—	$—

Total	$8,358,672	$8,493,083,576	$—	$8,501,442,248

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,080,938,438
Aggregate gross unrealized depreciation	(108,304,135)

Net unrealized appreciation	$972,634,303

Federal income tax cost of investments	$7,528,807,945

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	89,905,469	$817,915,039
ATM Large Cap Managed Volatility Portfolio‡	139,100,361	1,699,434,187
ATM Mid Cap Managed Volatility Portfolio‡	10,712,165	85,073,238
ATM Small Cap Managed Volatility Portfolio‡	43,096,163	480,573,853
AXA Global Equity Managed Volatility Portfolio‡	14,438,315	202,731,672
AXA International Core Managed Volatility Portfolio‡	22,473,070	199,465,626
AXA International Value Managed Volatility Portfolio‡	10,419,706	116,325,601
AXA Large Cap Core Managed Volatility Portfolio‡	44,913,100	390,826,724
AXA Large Cap Growth Managed Volatility Portfolio‡	13,257,271	354,932,180
AXA Large Cap Value Managed Volatility Portfolio‡	30,029,652	434,258,768
AXA/AB Small Cap Growth Portfolio‡	16,085,752	296,978,285
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	5,686,928	77,061,237
AXA/Horizon Small Cap Value Portfolio‡	4,276,391	37,693,530
AXA/Loomis Sayles Growth Portfolio‡	17,505,920	100,205,140
AXA/Lord Abbett Micro Cap Portfolio*‡	4,866,588	47,979,634
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	10,514,853	96,741,625
AXA/Pacific Global Small Cap Value Portfolio‡	4,571,544	33,972,515
EQ/BlackRock Basic Value Equity Portfolio‡	15,106,357	295,872,689
EQ/Boston Advisors Equity Income Portfolio‡	34,038,697	202,380,033
EQ/Core Bond Index Portfolio‡	95,125,528	962,622,048
EQ/GAMCO Small Company Value Portfolio‡	3,286,662	164,244,691
EQ/Global Bond PLUS Portfolio‡	1,194,728	10,822,332
EQ/High Yield Bond Portfolio‡	1,547,492	15,079,387
EQ/Intermediate Government Bond Portfolio‡	126,990,962	1,328,458,395
EQ/International Equity Index Portfolio‡	9,422,289	78,780,399
EQ/JPMorgan Value Opportunities Portfolio‡	1,744,162	25,835,344
EQ/Large Cap Growth Index Portfolio‡	6,193,230	75,394,573
EQ/MFS International Growth Portfolio‡	54,892,623	352,969,240
EQ/PIMCO Ultra Short Bond Portfolio‡	45,943,274	451,250,152
EQ/Quality Bond PLUS Portfolio‡	9,236,347	79,775,960
Multimanager Core Bond Portfolio‡	11,212,892	110,585,224
Multimanager Mid Cap Growth Portfolio*‡	1,380,790	12,274,883
Multimanager Mid Cap Value Portfolio‡	1,300,410	17,135,282

Total Investment Companies (99.9%) (Cost $8,001,349,276)		9,655,649,486

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	6,439,541	6,439,541

Total Short-Term Investment (0.1%) (Cost $6,439,541)		6,439,541

Total Investments (100.0%) (Cost $8,007,788,817)		9,662,089,027
Other Assets Less Liabilities (0.0%)		(2,423,334)

Net Assets (100%)		$9,659,665,693

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$928,645,727	$12,532,601	$80,631,873	$817,915,039	$532,601	$663,183
ATM Large Cap Managed Volatility Portfolio	1,982,444,349	39,418,186	172,164,498	1,699,434,187	—	44,229,051
ATM Mid Cap Managed Volatility Portfolio	109,125,975	3,437,240	19,729,552	85,073,238	—	3,543,749
ATM Small Cap Managed Volatility Portfolio	574,512,335	12,274,023	52,378,429	480,573,853	—	13,182,465
AXA Global Equity Managed Volatility Portfolio	231,601,917	39,314	17,326,746	202,731,672	39,314	(211,997)
AXA International Core Managed Volatility Portfolio	232,797,496	127,083	14,589,182	199,465,626	127,083	4,664,910
AXA International Value Managed Volatility Portfolio	134,107,927	130,908	10,662,428	116,325,601	130,908	34,290
AXA Large Cap Core Managed Volatility Portfolio	449,406,930	2,122,174	31,015,250	390,826,724	—	7,475,764
AXA Large Cap Growth Managed Volatility Portfolio	460,927,565	12,296,334	55,219,400	354,932,180	—	55,685,119
AXA Large Cap Value Managed Volatility Portfolio	511,892,976	—	29,044,661	434,258,768	—	7,324,180
AXA/AB Small Cap Growth Portfolio(a)	376,864,131	4,492,481	56,409,867	296,978,285	—	10,648,173
AXA/Franklin Small Cap Value Managed Volatility Portfolio	97,640,570	—	8,205,549	77,061,237	—	4,712,482
AXA/Horizon Small Cap Value Portfolio	41,848,158	17,098	—	37,693,530	—	17,098
AXA/Loomis Sayles Growth Portfolio	—	101,468,877	618	100,205,140	2,873	265,385
AXA/Lord Abbett Micro Cap Portfolio	51,875,024	537,386	—	47,979,634	—	537,386
AXA/Morgan Stanley Small Cap Growth Portfolio	105,946,960	9,042	—	96,741,625	—	9,042
AXA/Pacific Global Small Cap Value Portfolio	39,417,903	1,558,102	—	33,972,515	—	58,102
EQ/BlackRock Basic Value Equity Portfolio	330,210,776	11,070,490	16,115,545	295,872,689	70,490	999,204
EQ/Boston Advisors Equity Income Portfolio	265,421,422	4,761,826	45,590,681	202,380,033	—	5,425,237
EQ/Core Bond Index Portfolio	1,039,351,495	14,000,000	104,123,212	962,622,048	—	1,471,844
EQ/GAMCO Small Company Value Portfolio	195,570,467	1,997,243	12,577,042	164,244,691	—	4,395,606
EQ/Global Bond PLUS Portfolio	11,024,482	18,844	—	10,822,332	4,890	13,954
EQ/High Yield Bond Portfolio	15,260,862	8,073	—	15,079,387	16,131	—
EQ/Intermediate Government Bond Portfolio	1,438,287,140	20,126,317	150,448,443	1,328,458,395	—	199,145
EQ/International Equity Index Portfolio	38,437,993	45,730,661	—	78,780,399	82,061	—
EQ/International ETF Portfolio	44,585,312	—	65,115,944	—	—	(19,467,344)
EQ/JPMorgan Value Opportunities Portfolio	—	27,600,000	—	25,835,344	—	—
EQ/Large Cap Growth Index Portfolio	133,789,992	405,588	32,655,990	75,394,573	—	26,185,660
EQ/MFS International Growth Portfolio	381,361,330	8,189,490	24,084,801	352,969,240	989,490	1,587,322
EQ/PIMCO Ultra Short Bond Portfolio	515,997,362	—	63,958,893	451,250,152	—	(414,647)
EQ/Quality Bond PLUS Portfolio	36,162,587	43,094,772	—	79,775,960	94,772	—
Multimanager Core Bond Portfolio	93,580,299	30,580,869	12,813,353	110,585,224	1,580,869	22,709
Multimanager Mid Cap Growth Portfolio	14,834,586	241,325	1,913,452	12,274,883	—	327,874

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
Multimanager Mid Cap Value Portfolio	$18,401,679	$—	$—	$17,135,282	$—	$—

	$10,901,333,727	$398,286,347	$1,076,775,409	$9,655,649,486	$3,671,482	$173,584,946

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$9,655,649,486	$—	$9,655,649,486
Short-Term Investments	6,439,541	—	—	6,439,541

Total Assets	$6,439,541	$9,655,649,486	$—	$9,662,089,027

Total Liabilities	$—	$—	$—	$—

Total	$6,439,541	$9,655,649,486	$—	$9,662,089,027

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,686,024,859
Aggregate gross unrealized depreciation	(119,496,079)

Net unrealized appreciation	$1,566,528,780

Federal income tax cost of investments	$8,095,560,247

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	35,976,430	$327,295,582
ATM Large Cap Managed Volatility Portfolio‡	63,287,587	773,204,962
ATM Mid Cap Managed Volatility Portfolio‡	5,117,671	40,643,213
ATM Small Cap Managed Volatility Portfolio‡	16,570,068	184,776,111
AXA Global Equity Managed Volatility Portfolio‡	5,877,434	82,526,395
AXA International Core Managed Volatility Portfolio‡	9,839,017	87,328,779
AXA International Value Managed Volatility Portfolio‡	5,954,789	66,479,267
AXA Large Cap Core Managed Volatility Portfolio‡	19,232,162	167,355,242
AXA Large Cap Growth Managed Volatility Portfolio‡	4,898,562	131,147,460
AXA Large Cap Value Managed Volatility Portfolio‡	16,072,886	232,429,996
AXA/AB Small Cap Growth Portfolio‡	5,544,898	102,370,987
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	2,350,335	31,848,433
AXA/Horizon Small Cap Value Portfolio‡	1,451,955	12,798,013
AXA/Loomis Sayles Growth Portfolio‡	7,444,325	42,611,850
AXA/Lord Abbett Micro Cap Portfolio*‡	2,155,141	21,247,510
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	5,202,888	47,869,036
AXA/Pacific Global Small Cap Value Portfolio‡	1,332,140	9,899,530
EQ/BlackRock Basic Value Equity Portfolio‡	5,635,413	110,375,039
EQ/Boston Advisors Equity Income Portfolio‡	12,831,101	76,288,430
EQ/Core Bond Index Portfolio‡	9,828,045	99,454,822
EQ/GAMCO Small Company Value Portfolio‡	1,592,670	79,590,666
EQ/High Yield Bond Portfolio‡	139,387	1,358,239
EQ/Intermediate Government Bond Portfolio‡	13,225,236	138,349,814
EQ/International Equity Index Portfolio‡	8,168,615	68,298,350
EQ/JPMorgan Value Opportunities Portfolio‡	507,501	7,517,348
EQ/Large Cap Growth Index Portfolio‡	2,934,133	35,719,278
EQ/MFS International Growth Portfolio‡	23,461,944	150,864,432
EQ/PIMCO Ultra Short Bond Portfolio‡	4,866,181	47,795,134
EQ/Quality Bond PLUS Portfolio‡	997,639	8,616,782
Multimanager Core Bond Portfolio‡	969,444	9,560,980
Multimanager Mid Cap Growth Portfolio*‡	882,586	7,845,974
Multimanager Mid Cap Value Portfolio‡	470,802	6,203,676

Total Investment Companies (99.8%) (Cost $2,555,499,446)		3,209,671,330

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	6,251,649	6,251,649

Total Short-Term Investment (0.2%) (Cost $6,251,649)		6,251,649

Total Investments (100.0%) (Cost $2,561,751,095)		3,215,922,979
Other Assets Less Liabilities (0.0%)		(397,208)

Net Assets (100%)		$3,215,525,771

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$354,529,148	$10,459,453	$19,421,342	$327,295,582	$212,372	$81,829
ATM Large Cap Managed Volatility Portfolio	870,421,738	22,127,940	52,230,249	773,204,962	—	18,393,879
ATM Mid Cap Managed Volatility Portfolio	49,600,202	1,972,976	7,007,800	40,643,213	—	1,844,871
ATM Small Cap Managed Volatility Portfolio	211,786,999	5,680,265	12,102,911	184,776,111	—	4,731,477
AXA Global Equity Managed Volatility Portfolio	90,808,497	311,001	3,691,126	82,526,395	15,945	(1,337)
AXA International Core Managed Volatility Portfolio	90,075,403	8,934,784	4,667,464	87,328,779	55,426	76,551
AXA International Value Managed Volatility Portfolio	74,971,440	454,060	4,731,315	66,479,267	74,702	12,700
AXA Large Cap Core Managed Volatility Portfolio	187,134,846	1,791,924	10,330,671	167,355,242	—	1,645,454
AXA Large Cap Growth Managed Volatility Portfolio	173,309,240	1,503,617	16,879,462	131,147,460	—	24,013,431
AXA Large Cap Value Managed Volatility Portfolio	277,894,254	2,023,240	15,294,690	232,429,996	—	10,006,721
AXA/AB Small Cap Growth Portfolio(a)	118,518,100	2,384,465	10,220,975	102,370,987	—	1,862,728
AXA/Franklin Small Cap Value Managed Volatility Portfolio	39,967,249	210,754	3,171,444	31,848,433	—	1,964,120
AXA/Horizon Small Cap Value Portfolio	12,256,217	2,005,805	—	12,798,013	—	5,805
AXA/Loomis Sayles Growth Portfolio	—	43,139,339	263	42,611,850	1,222	112,854
AXA/Lord Abbett Micro Cap Portfolio	22,972,561	237,978	—	21,247,510	—	237,978
AXA/Morgan Stanley Small Cap Growth Portfolio	52,423,958	4,474	—	47,869,036	—	4,474
AXA/Pacific Global Small Cap Value Portfolio	11,422,965	516,931	—	9,899,530	—	16,931
EQ/BlackRock Basic Value Equity Portfolio	123,864,618	504,130	3,117,310	110,375,039	26,225	45,367
EQ/Boston Advisors Equity Income Portfolio	97,484,080	1,951,639	15,222,090	76,288,430	—	1,669,397
EQ/Core Bond Index Portfolio	104,693,085	547,961	7,234,949	99,454,822	—	67,516
EQ/GAMCO Small Company Value Portfolio	93,833,124	1,516,004	5,494,431	79,590,666	—	2,326,078
EQ/High Yield Bond Portfolio	1,374,585	727	—	1,358,239	1,453	—
EQ/Intermediate Government Bond Portfolio	145,407,971	771,842	9,933,107	138,349,814	—	18,048
EQ/International Equity Index Portfolio	54,963,539	17,493,233	—	68,298,350	71,142	—
EQ/International ETF Portfolio	17,016,304	—	24,813,308	—	—	(7,391,217)
EQ/JPMorgan Value Opportunities Portfolio	—	8,225,000	—	7,517,348	—	—
EQ/Large Cap Growth Index Portfolio	62,942,370	698,377	15,801,818	35,719,278	—	12,116,101
EQ/MFS International Growth Portfolio	164,373,240	1,336,251	9,662,900	150,864,432	422,885	352,242
EQ/PIMCO Ultra Short Bond Portfolio	51,132,639	252,906	3,476,055	47,795,134	—	(13,379)
EQ/Quality Bond PLUS Portfolio	8,505,851	10,237	—	8,616,782	10,237	—
Multimanager Core Bond Portfolio	9,947,966	189,254	526,360	9,560,980	147,103	753
Multimanager Mid Cap Growth Portfolio	8,756,603	197,520	513,556	7,845,974	—	168,926
Multimanager Mid Cap Value Portfolio	7,143,822	42,151	274,641	6,203,676	—	252,472

	$3,589,532,614	$137,496,238	$255,820,237	$3,209,671,330	$1,038,712	$74,622,770

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,209,671,330	$—	$3,209,671,330
Short-Term Investments	6,251,649	—	—	6,251,649

Total Assets	$6,251,649	$3,209,671,330	$—	$3,215,922,979

Total Liabilities	$—	$—	$—	$—

Total	$6,251,649	$3,209,671,330	$—	$3,215,922,979

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$676,145,325
Aggregate gross unrealized depreciation	(59,622,836)

Net unrealized appreciation	$616,522,489

Federal income tax cost of investments	$2,599,400,490

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	2,884	$32,419
AXA Natural Resources Portfolio‡	2,798	18,329
AXA SmartBeta Equity Portfolio‡	6,496	66,979
AXA/AB Small Cap Growth Portfolio‡	7,712	142,387
AXA/Lord Abbett Micro Cap Portfolio*‡	5,792	57,101
BlackRock Global Long/Short Credit Fund, Institutional Class	4,610	47,575
Eaton Vance Floating-Rate Fund, Institutional Class	45,458	395,481
EQ/BlackRock Basic Value Equity Portfolio‡	6,814	133,451
EQ/Capital Guardian Research Portfolio‡	13,845	279,987
EQ/Convertible Securities Portfolio‡	110,332	1,090,378
EQ/Emerging Markets Equity PLUS Portfolio‡	17,673	131,868
EQ/Energy ETF Portfolio‡	2,894	18,267
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	14,693	190,097
EQ/GAMCO Small Company Value Portfolio‡	2,761	137,985
EQ/Global Bond PLUS Portfolio‡	116,931	1,059,206
EQ/High Yield Bond Portfolio‡	73,238	713,660
EQ/Intermediate Government Bond Portfolio‡	102,302	1,070,187
EQ/International Equity Index Portfolio‡	39,039	326,406
EQ/Invesco Comstock Portfolio‡	11,112	149,198
EQ/Low Volatility Global ETF Portfolio‡	8,240	82,097
EQ/MFS International Growth Portfolio‡	31,665	203,614
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	12,749	203,263
EQ/PIMCO Global Real Return Portfolio‡	97,236	915,374
EQ/PIMCO Ultra Short Bond Portfolio‡	107,780	1,058,608
EQ/Real Estate PLUS Portfolio‡	5,647	55,615
EQ/T. Rowe Price Growth Stock Portfolio*‡	3,611	134,345
EQ/Wells Fargo Omega Growth Portfolio*‡	12,217	129,292
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	1,307	8,598
Franklin K2 Alternative Strategies Fund, Advisor Class	2,616	28,280
iShares® Floating Rate Bond ETF	12,540	632,643
iShares® Global Infrastructure ETF	1,740	65,650
iShares® International Treasury Bond ETF	1,420	129,731
iShares® JP Morgan USD Emerging Markets Bond ETF	9,510	1,011,864
iShares® Micro-Cap ETF	340	23,715
iShares® MSCI EAFE Small-Cap ETF	2,120	101,272
iShares® U.S. Oil & Gas Exploration & Production ETF	740	41,033
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	3,898	67,321
Multimanager Core Bond Portfolio‡	108,113	1,066,242
Multimanager Mid Cap Value Portfolio‡	15,829	208,571
PIMCO Foreign Bond Fund Unhedged, Institutional Class	14,080	128,271
PowerShares DB Base Metals Fund*	520	6,614
PowerShares DB Commodity Index Tracking Fund*	1,590	24,088
PowerShares DB G10 Currency Harvest Fund*	4,190	93,018
PowerShares DB Gold Fund*	670	24,509
PowerShares DB Silver Fund*	100	2,308
PowerShares S&P 500 BuyWrite Portfolio	3,950	79,711
SPDR® Barclays Short Term High Yield Bond ETF	10,880	293,107
Templeton Emerging Markets Small Cap Fund, Advisor Class	5,244	60,259
Templeton Global Smaller Companies Fund, Advisor Class	8,957	71,384
Vanguard Short-Term Inflation-Protected Securities ETF	2,780	134,496
Vanguard Total International Bond ETF	13,860	733,610

Total Investment Companies (99.3%) (Cost $14,498,887)		13,879,464

SHORT-TERM INVESTMENT:
Investment Company (1.5%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	216,025	216,025

Total Short-Term Investment (1.5%) (Cost $216,025)		216,025

Total Investments (100.8%) (Cost $14,714,912)		14,095,489
Other Assets Less Liabilities (-0.8%)		(106,706)

Net Assets (100%)		$13,988,783

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$22,259	$11,746	$10,563	$18,329	$3	$(69)
AXA SmartBeta Equity Portfolio	67,450	32,086	30,137	66,979	23	539
AXA/AB Small Cap Growth Portfolio(b)	144,064	60,674	52,381	142,387	—	2,042
AXA/Lord Abbett Micro Cap Portfolio	58,533	24,078	19,345	57,101	—	2,232
EQ/BlackRock Basic Value Equity Portfolio	138,606	58,748	50,855	133,451	29	1,613
EQ/Capital Guardian Research Portfolio	270,305	142,524	119,970	279,987	—	8,655
EQ/Convertible Securities Portfolio	1,126,599	530,202	491,700	1,090,378	25,058	9,446
EQ/Emerging Markets Equity PLUS Portfolio	128,902	75,266	52,501	131,868	94	(33)
EQ/Energy ETF Portfolio	21,671	11,744	10,383	18,267	—	111
EQ/GAMCO Mergers and Acquisitions Portfolio	180,944	82,845	73,488	190,097	—	607
EQ/GAMCO Small Company Value Portfolio	143,780	60,246	52,424	137,985	—	1,572
EQ/Global Bond PLUS Portfolio	1,012,588	482,279	422,348	1,059,206	437	(2,161)
EQ/High Yield Bond Portfolio	692,046	299,374	271,775	713,660	701	(550)
EQ/Intermediate Government Bond Portfolio	1,027,640	466,685	439,478	1,070,187	—	1,554
EQ/International Equity Index Portfolio	317,396	179,978	158,246	326,406	309	(330)
EQ/Invesco Comstock Portfolio	141,159	84,301	60,853	149,198	496	1,304
EQ/Low Volatility Global ETF Portfolio	81,037	35,390	30,808	82,097	173	816
EQ/MFS International Growth Portfolio	197,542	94,466	84,376	203,614	516	(427)
EQ/Morgan Stanley Mid Cap Growth Portfolio	208,213	112,700	99,351	203,263	—	848
EQ/PIMCO Global Real Return Portfolio	932,281	407,926	409,914	915,374	23,468	64
EQ/PIMCO Ultra Short Bond Portfolio	1,023,980	477,436	441,244	1,058,608	—	(1,109)
EQ/Real Estate PLUS Portfolio	55,366	23,872	20,987	55,615	707	62
EQ/T. Rowe Price Growth Stock Portfolio	139,478	67,305	70,746	134,345	—	5,411
EQ/Wells Fargo Omega Growth Portfolio	143,561	70,057	76,730	129,292	1	2,178
Multimanager Core Bond Portfolio	1,050,912	478,644	460,827	1,066,242	15,208	806
Multimanager Mid Cap Value Portfolio	211,738	93,950	81,808	208,571	—	2,141

	$9,538,050	$4,464,522	$4,093,238	$9,642,507	$67,223	$37,322

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

(b)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$3,397,369	$—	$—	$3,397,369
Investment Companies	839,588	9,642,507	—	10,482,095
Short-Term Investments	216,025	—	—	216,025

Total Assets	$4,452,982	$9,642,507	$—	$14,095,489

Total Liabilities	$—	$—	$—	$—

Total	$4,452,982	$9,642,507	$—	$14,095,489

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,348
Aggregate gross unrealized depreciation	(657,647)

Net unrealized depreciation	$(620,299)

Federal income tax cost of investments	$14,715,788

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	13,790	$155,000
AXA Natural Resources Portfolio‡	7,199	47,168
AXA SmartBeta Equity Portfolio‡	14,705	151,629
AXA/AB Small Cap Growth Portfolio‡	16,142	298,013
AXA/Lord Abbett Micro Cap Portfolio*‡	12,379	122,049
BlackRock Global Long/Short Credit Fund, Institutional Class	13,430	138,597
Eaton Vance Floating-Rate Fund, Institutional Class	38,475	334,728
EQ/BlackRock Basic Value Equity Portfolio‡	15,225	298,192
EQ/Capital Guardian Research Portfolio‡	30,886	624,595
EQ/Convertible Securities Portfolio‡	112,727	1,114,043
EQ/Core Bond Index Portfolio‡	2,001	20,248
EQ/Emerging Markets Equity PLUS Portfolio‡	38,175	284,841
EQ/Energy ETF Portfolio‡	9,785	61,768
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	24,431	316,088
EQ/GAMCO Small Company Value Portfolio‡	6,128	306,210
EQ/Global Bond PLUS Portfolio‡	113,375	1,027,001
EQ/High Yield Bond Portfolio‡	68,986	672,226
EQ/Intermediate Government Bond Portfolio‡	95,349	997,446
EQ/International Equity Index Portfolio‡	88,392	739,050
EQ/Invesco Comstock Portfolio‡	23,158	310,931
EQ/Low Volatility Global ETF Portfolio‡	15,154	150,988
EQ/MFS International Growth Portfolio‡	71,390	459,052
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	27,531	438,963
EQ/PIMCO Global Real Return Portfolio‡	92,093	866,958
EQ/PIMCO Ultra Short Bond Portfolio‡	100,419	986,308
EQ/Real Estate PLUS Portfolio‡	14,794	145,689
EQ/T. Rowe Price Growth Stock Portfolio*‡	8,654	322,016
EQ/Wells Fargo Omega Growth Portfolio*‡	29,388	311,015
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	13,471	88,640
Franklin K2 Alternative Strategies Fund, Advisor Class	6,396	69,136
iShares® Floating Rate Bond ETF	12,330	622,049
iShares® Global Infrastructure ETF	4,460	168,276
iShares® International Treasury Bond ETF	1,620	148,003
iShares® JP Morgan USD Emerging Markets Bond ETF	8,800	936,320
iShares® Micro-Cap ETF	830	57,892
iShares® MSCI EAFE Small-Cap ETF	2,430	116,081
iShares® U.S. Oil & Gas Exploration & Production ETF	1,460	80,957
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	8,262	142,690
Multimanager Core Bond Portfolio‡	99,202	978,364
Multimanager Mid Cap Value Portfolio‡	34,832	458,974
PIMCO Foreign Bond Fund Unhedged, Institutional Class	14,325	130,500
PowerShares DB Base Metals Fund*	1,610	20,479
PowerShares DB Commodity Index Tracking Fund*	3,830	58,025
PowerShares DB G10 Currency Harvest Fund*	7,520	166,944
PowerShares DB Gold Fund*	2,700	98,766
PowerShares DB Silver Fund*	290	6,693
PowerShares S&P 500 BuyWrite Portfolio	8,090	163,256
SPDR® Barclays Short Term High Yield Bond ETF	11,370	306,308
Templeton Emerging Markets Small Cap Fund, Advisor Class	12,611	144,905
Templeton Global Smaller Companies Fund, Advisor Class	20,186	160,884
Vanguard Short-Term Inflation-Protected Securities ETF	2,140	103,533
Vanguard Total International Bond ETF	12,520	662,684

Total Investment Companies (99.2%) (Cost $18,669,406)		17,591,171

SHORT-TERM INVESTMENT:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	150,107	150,107

Total Short-Term Investment (0.8%) (Cost $150,107)		150,107

Total Investments (100.0%) (Cost $18,819,513)		17,741,278
Other Assets Less Liabilities (0.0%)		(5,000)

Net Assets (100%)		$17,736,278

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$59,554	$26,263	$24,140	$47,168	$10	$128
AXA SmartBeta Equity Portfolio	181,044	65,674	89,873	151,629	58	795
AXA/AB Small Cap Growth Portfolio(b)	335,316	122,523	139,163	298,013	—	4,402
AXA/Lord Abbett Micro Cap Portfolio	127,728	40,735	34,582	122,049	—	3,167
EQ/BlackRock Basic Value Equity Portfolio	316,003	118,230	107,197	298,192	69	2,006
EQ/Capital Guardian Research Portfolio	624,933	258,821	238,027	624,595	—	10,379
EQ/Convertible Securities Portfolio	1,203,755	453,726	462,870	1,114,043	27,683	11,176
EQ/Core Bond Index Portfolio	—	20,000	—	20,248	—	—
EQ/Emerging Markets Equity PLUS Portfolio	301,189	140,769	109,176	284,841	217	27
EQ/Energy ETF Portfolio	56,806	46,258	23,777	61,768	—	490
EQ/GAMCO Mergers and Acquisitions Portfolio	307,355	106,175	97,107	316,088	—	1,106
EQ/GAMCO Small Company Value Portfolio	325,112	121,789	109,074	306,210	—	3,757
EQ/Global Bond PLUS Portfolio	1,020,867	364,117	340,074	1,027,001	457	458
EQ/High Yield Bond Portfolio	660,141	236,676	218,951	672,226	709	(545)
EQ/Intermediate Government Bond Portfolio	968,424	382,448	368,055	997,446	—	1,265
EQ/International Equity Index Portfolio	717,831	333,467	279,158	739,050	756	(599)
EQ/Invesco Comstock Portfolio	310,626	141,778	108,089	310,931	1,117	1,114
EQ/Low Volatility Global ETF Portfolio	180,934	65,956	89,421	150,988	341	1,529
EQ/MFS International Growth Portfolio	456,160	171,933	158,191	459,052	1,256	(453)
EQ/Morgan Stanley Mid Cap Growth Portfolio	479,468	206,283	200,011	438,963	—	4,578
EQ/PIMCO Global Real Return Portfolio	871,483	321,858	308,430	866,958	23,912	263
EQ/PIMCO Ultra Short Bond Portfolio	975,654	382,356	369,414	986,308	—	(186)
EQ/Real Estate PLUS Portfolio	177,692	58,852	84,274	145,689	1,990	949
EQ/T. Rowe Price Growth Stock Portfolio	306,685	118,161	104,975	322,016	—	4,228
EQ/Wells Fargo Omega Growth Portfolio	317,796	125,424	108,936	311,015	—	7,531
Multimanager Core Bond Portfolio	977,228	385,151	380,427	978,364	14,921	419
Multimanager Mid Cap Value Portfolio	476,691	170,676	155,076	458,974	—	2,661

	$12,736,475	$4,986,099	$4,708,468	$12,509,825	$73,496	$60,645

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

(b)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$3,716,266	$—	$—	$3,716,266
Investment Companies	1,365,080	12,509,825	—	13,874,905
Short-Term Investments	150,107	—	—	150,107

Total Assets	$5,231,453	$12,509,825	$—	$17,741,278

Total Liabilities	$—	$—	$—	$—

Total	$5,231,453	$12,509,825	$—	$17,741,278

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,454
Aggregate gross unrealized depreciation	(1,168,022)

Net unrealized depreciation	$(1,073,568)

Federal income tax cost of investments	$18,814,846

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	18,048	$202,863
AXA Natural Resources Portfolio‡	10,965	71,839
AXA SmartBeta Equity Portfolio‡	15,183	156,564
AXA/AB Small Cap Growth Portfolio‡	16,729	308,860
AXA/Lord Abbett Micro Cap Portfolio*‡	14,178	139,783
BlackRock Global Long/Short Credit Fund, Institutional Class	17,401	179,577
Eaton Vance Floating-Rate Fund, Institutional Class	11,135	96,873
EQ/BlackRock Basic Value Equity Portfolio‡	15,334	300,341
EQ/Capital Guardian Research Portfolio‡	31,003	626,956
EQ/Convertible Securities Portfolio‡	72,547	716,958
EQ/Core Bond Index Portfolio‡	1,401	14,173
EQ/Emerging Markets Equity PLUS Portfolio‡	38,815	289,618
EQ/Energy ETF Portfolio‡	11,340	71,584
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	27,219	352,170
EQ/GAMCO Small Company Value Portfolio‡	6,286	314,139
EQ/Global Bond PLUS Portfolio‡	63,971	579,472
EQ/High Yield Bond Portfolio‡	37,738	367,739
EQ/Intermediate Government Bond Portfolio‡	54,459	569,703
EQ/International Equity Index Portfolio‡	88,907	743,358
EQ/Invesco Comstock Portfolio‡	22,691	304,658
EQ/Low Volatility Global ETF Portfolio‡	15,609	155,522
EQ/MFS International Growth Portfolio‡	70,878	455,761
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	27,378	436,523
EQ/PIMCO Global Real Return Portfolio‡	52,130	490,747
EQ/PIMCO Ultra Short Bond Portfolio‡	57,526	565,015
EQ/Real Estate PLUS Portfolio‡	18,186	179,087
EQ/T. Rowe Price Growth Stock Portfolio*‡	8,463	314,908
EQ/Wells Fargo Omega Growth Portfolio*‡	29,211	309,145
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	25,708	169,158
Franklin K2 Alternative Strategies Fund, Advisor Class	5,767	62,340
iShares® Floating Rate Bond ETF	8,810	444,465
iShares® Global Infrastructure ETF	4,020	151,675
iShares® International Treasury Bond ETF	865	79,026
iShares® JP Morgan USD Emerging Markets Bond ETF	5,040	536,256
iShares® Micro-Cap ETF	640	44,640
iShares® MSCI EAFE Small-Cap ETF	3,760	179,615
iShares® U.S. Oil & Gas Exploration & Production ETF	1,710	94,820
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	8,404	145,143
Multimanager Core Bond Portfolio‡	56,245	554,706
Multimanager Mid Cap Value Portfolio‡	34,494	454,523
PIMCO Foreign Bond Fund Unhedged, Institutional Class	7,993	72,816
PowerShares DB Base Metals Fund*	1,520	19,334
PowerShares DB Commodity Index Tracking Fund*	4,770	72,266
PowerShares DB G10 Currency Harvest Fund*	6,955	154,401
PowerShares DB Gold Fund*	3,530	129,127
PowerShares DB Silver Fund*	250	5,770
PowerShares S&P 500 BuyWrite Portfolio	7,320	147,718
SPDR® Barclays Short Term High Yield Bond ETF	6,750	181,845
Templeton Emerging Markets Small Cap Fund, Advisor Class	12,537	144,050
Templeton Global Smaller Companies Fund, Advisor Class	17,395	138,642
Vanguard Short-Term Inflation-Protected Securities ETF	1,730	83,697
Vanguard Total International Bond ETF	7,360	389,565

Total Investment Companies (99.2%) (Cost $14,673,964)		13,769,534

SHORT-TERM INVESTMENT:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	112,586	112,586

Total Short-Term Investment (0.8%) (Cost $112,586)		112,586

Total Investments (100.0%) (Cost $14,786,550)		13,882,120
Other Assets Less Liabilities (0.0%)		(6,762)

Net Assets (100%)		$13,875,358

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$79,055	$54,678	$40,293	$71,839	$15	$262
AXA SmartBeta Equity Portfolio	156,680	98,242	93,059	156,564	58	591
AXA/AB Small Cap Growth Portfolio(b)	305,855	184,459	159,535	308,860	—	4,058
AXA/Lord Abbett Micro Cap Portfolio	133,566	83,343	63,023	139,783	—	4,017
EQ/BlackRock Basic Value Equity Portfolio	291,879	190,930	153,373	300,341	68	2,697
EQ/Capital Guardian Research Portfolio	573,641	385,920	309,614	626,956	—	10,648
EQ/Convertible Securities Portfolio	705,260	443,219	379,379	716,958	17,313	6,484
EQ/Core Bond Index Portfolio	—	14,000	—	14,173	—	—
EQ/Emerging Markets Equity PLUS Portfolio	265,476	217,165	144,706	289,618	214	(514)
EQ/Energy ETF Portfolio	66,939	63,107	38,445	71,584	—	880
EQ/GAMCO Mergers and Acquisitions Portfolio	314,834	170,499	132,306	352,170	—	1,254
EQ/GAMCO Small Company Value Portfolio	306,472	183,680	144,069	314,139	—	3,745
EQ/Global Bond PLUS Portfolio	508,456	342,343	261,877	579,472	251	1,004
EQ/High Yield Bond Portfolio	328,976	212,984	170,427	367,739	376	(19)
EQ/Intermediate Government Bond Portfolio	515,651	327,429	281,547	569,703	—	671
EQ/International Equity Index Portfolio	685,581	460,492	370,675	743,358	738	(886)
EQ/Invesco Comstock Portfolio	285,142	206,921	154,821	304,658	1,058	1,249
EQ/Low Volatility Global ETF Portfolio	156,070	98,525	92,571	155,522	341	1,361
EQ/MFS International Growth Portfolio	424,685	279,479	237,992	455,761	1,209	(151)
EQ/Morgan Stanley Mid Cap Growth Portfolio	444,417	298,318	261,772	436,523	—	3,117
EQ/PIMCO Global Real Return Portfolio	424,220	298,881	222,545	490,747	13,152	297
EQ/PIMCO Ultra Short Bond Portfolio	511,617	335,813	280,947	565,015	—	(10)
EQ/Real Estate PLUS Portfolio	188,557	105,070	106,955	179,087	2,381	131
EQ/T. Rowe Price Growth Stock Portfolio	288,859	190,862	164,713	314,908	—	6,357
EQ/Wells Fargo Omega Growth Portfolio	289,957	197,858	156,441	309,145	—	6,624
Multimanager Core Bond Portfolio	508,333	340,740	292,543	554,706	8,122	272
Multimanager Mid Cap Value Portfolio	450,789	278,271	241,268	454,523	—	3,574

	$9,210,967	$6,063,228	$4,954,896	$9,843,852	$45,296	$57,713

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

(b)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,714,220	$—	$—	$2,714,220
Investment Companies	1,211,462	9,843,852	—	11,055,314
Short-Term Investments	112,586	—	—	112,586

Total Assets	$4,038,268	$9,843,852	$—	$13,882,120

Total Liabilities	$—	$—	$—	$—

Total	$4,038,268	$9,843,852	$—	$13,882,120

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,051
Aggregate gross unrealized depreciation	(978,951)

Net unrealized depreciation	$(906,900)

Federal income tax cost of investments	$14,789,020

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	14,476	$162,713
AXA Natural Resources Portfolio‡	22,357	146,480
AXA SmartBeta Equity Portfolio‡	17,214	177,506
AXA/AB Small Cap Growth Portfolio‡	17,268	318,813
AXA/Lord Abbett Micro Cap Portfolio*‡	16,193	159,642
BlackRock Global Long/Short Credit Fund, Institutional Class	11,451	118,171
Eaton Vance Floating-Rate Fund, Institutional Class	7,257	63,134
EQ/BlackRock Basic Value Equity Portfolio‡	16,229	317,854
EQ/Capital Guardian Research Portfolio‡	33,497	677,396
EQ/Convertible Securities Portfolio‡	50,413	498,217
EQ/Core Bond Index Portfolio‡	1,501	15,186
EQ/Emerging Markets Equity PLUS Portfolio‡	40,554	302,595
EQ/Energy ETF Portfolio‡	21,244	134,109
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	16,744	216,636
EQ/GAMCO Small Company Value Portfolio‡	6,857	342,672
EQ/Global Bond PLUS Portfolio‡	34,473	312,270
EQ/High Yield Bond Portfolio‡	21,431	208,830
EQ/Intermediate Government Bond Portfolio‡	30,041	314,256
EQ/International Equity Index Portfolio‡	94,202	787,627
EQ/Invesco Comstock Portfolio‡	23,967	321,794
EQ/Low Volatility Global ETF Portfolio‡	17,790	177,255
EQ/MFS International Growth Portfolio‡	76,620	492,679
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	29,313	467,372
EQ/PIMCO Global Real Return Portfolio‡	29,213	275,005
EQ/PIMCO Ultra Short Bond Portfolio‡	32,145	315,721
EQ/Real Estate PLUS Portfolio‡	29,944	294,879
EQ/T. Rowe Price Growth Stock Portfolio*‡	8,837	328,801
EQ/Wells Fargo Omega Growth Portfolio*‡	29,946	316,922
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	13,882	91,345
Franklin K2 Alternative Strategies Fund, Advisor Class	7,362	79,583
iShares® Floating Rate Bond ETF	5,030	253,763
iShares® Global Infrastructure ETF	6,290	237,322
iShares® International Treasury Bond ETF	530	48,421
iShares® JP Morgan USD Emerging Markets Bond ETF	2,800	297,920
iShares® Micro-Cap ETF	380	26,505
iShares® MSCI EAFE Small-Cap ETF	2,300	109,871
iShares® U.S. Oil & Gas Exploration & Production ETF	2,750	152,487
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	9,018	155,734
Multimanager Core Bond Portfolio‡	30,024	296,111
Multimanager Mid Cap Value Portfolio‡	37,288	491,343
PIMCO Foreign Bond Fund Unhedged, Institutional Class	3,313	30,182
PowerShares DB Base Metals Fund*	3,120	39,686
PowerShares DB Commodity Index Tracking Fund*	6,440	97,566
PowerShares DB G10 Currency Harvest Fund*	7,320	162,504
PowerShares DB Gold Fund*	4,575	167,353
PowerShares DB Silver Fund*	1,110	25,619
PowerShares S&P 500 BuyWrite Portfolio	7,400	149,332
SPDR® Barclays Short Term High Yield Bond ETF	2,810	75,701
Templeton Emerging Markets Small Cap Fund, Advisor Class	15,120	173,724
Templeton Global Smaller Companies Fund, Advisor Class	26,068	207,761
Vanguard Short-Term Inflation- Protected Securities ETF	870	42,091
Vanguard Total International Bond ETF	3,920	207,486

Total Investment Companies (99.5%) (Cost $12,806,244)		11,883,945

SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	66,282	66,282

Total Short-Term Investment (0.6%) (Cost $66,282)		66,282

Total Investments (100.1%) (Cost $12,872,526)		11,950,227
Other Assets Less Liabilities (-0.1%)		(14,306)

Net Assets (100%)		$11,935,921

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$205,023	$69,821	$83,934	$146,480	$30	$1,606
AXA SmartBeta Equity Portfolio	208,799	58,839	83,980	177,506	67	1,559
AXA/AB Small Cap Growth Portfolio(b)	423,650	122,194	208,631	318,813	—	5,031
AXA/Lord Abbett Micro Cap Portfolio	184,996	49,007	58,602	159,642	—	5,474
EQ/BlackRock Basic Value Equity Portfolio	400,600	112,425	164,122	317,854	73	5,726
EQ/Capital Guardian Research Portfolio	792,811	241,071	333,214	677,396	—	19,724
EQ/Convertible Securities Portfolio	600,012	176,506	243,870	498,217	12,183	5,324
EQ/Core Bond Index Portfolio	—	15,000	—	15,186	—	—
EQ/Emerging Markets Equity PLUS Portfolio	363,886	157,716	169,458	302,595	226	390
EQ/Energy ETF Portfolio	201,896	53,547	81,971	134,109	—	2,337
EQ/GAMCO Mergers and Acquisitions Portfolio	249,504	62,718	96,648	216,636	—	651
EQ/GAMCO Small Company Value Portfolio	425,756	121,605	169,487	342,672	—	5,585
EQ/Global Bond PLUS Portfolio	356,511	121,595	160,125	312,270	137	134
EQ/High Yield Bond Portfolio	239,993	67,315	97,900	208,830	216	(140)
EQ/Intermediate Government Bond Portfolio	362,441	106,097	159,142	314,256	—	756
EQ/International Equity Index Portfolio	949,883	316,319	460,315	787,627	792	(2,807)
EQ/Invesco Comstock Portfolio	396,175	127,736	166,610	321,794	1,134	3,238
EQ/Low Volatility Global ETF Portfolio	208,953	59,166	83,286	177,255	395	2,580
EQ/MFS International Growth Portfolio	572,401	169,341	244,955	492,679	1,325	(557)
EQ/Morgan Stanley Mid Cap Growth Portfolio	601,967	187,746	277,814	467,372	—	3,065
EQ/PIMCO Global Real Return Portfolio	324,285	93,021	137,552	275,005	7,470	378
EQ/PIMCO Ultra Short Bond Portfolio	359,300	115,810	158,799	315,721	—	(160)
EQ/Real Estate PLUS Portfolio	379,654	102,956	171,781	294,879	3,952	4,200
EQ/T. Rowe Price Growth Stock Portfolio	388,271	112,352	174,113	328,801	—	10,735
EQ/Wells Fargo Omega Growth Portfolio	401,566	119,613	185,074	316,922	—	7,034
Multimanager Core Bond Portfolio	357,144	108,811	169,215	296,111	4,860	413
Multimanager Mid Cap Value Portfolio	634,366	168,016	272,038	491,343	—	10,360

	$10,589,843	$3,216,343	$4,612,636	$8,707,971	$32,860	$92,636

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

(b)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,093,627	$—	$—	$2,093,627
Investment Companies	1,082,347	8,707,971	—	9,790,318
Short-Term Investments	66,282	—	—	66,282

Total Assets	$3,242,256	$8,707,971	$—	$11,950,227

Total Liabilities	$—	$—	$—	$—

Total	$3,242,256	$8,707,971	$—	$11,950,227

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$123,270
Aggregate gross unrealized depreciation	(1,040,303)

Net unrealized depreciation	$(917,033)

Federal income tax cost of investments	$12,867,260

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	9,011	$101,278
AXA Natural Resources Portfolio‡	22,481	147,293
AXA SmartBeta Equity Portfolio‡	11,564	119,243
AXA/AB Small Cap Growth Portfolio‡	12,448	229,824
AXA/Lord Abbett Micro Cap Portfolio*‡	10,557	104,078
BlackRock Global Long/Short Credit Fund, Institutional Class	4,918	50,758
Eaton Vance Floating-Rate Fund, Institutional Class	2,310	20,093
EQ/BlackRock Basic Value Equity Portfolio‡	11,751	230,156
EQ/Capital Guardian Research Portfolio‡	23,898	483,288
EQ/Convertible Securities Portfolio‡	21,375	211,239
EQ/Emerging Markets Equity PLUS Portfolio‡	28,704	214,176
EQ/Energy ETF Portfolio‡	20,214	127,603
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	4,800	62,102
EQ/GAMCO Small Company Value Portfolio‡	4,798	239,775
EQ/Global Bond PLUS Portfolio‡	7,447	67,459
EQ/High Yield Bond Portfolio‡	5,425	52,861
EQ/Intermediate Government Bond Portfolio‡	6,777	70,897
EQ/International Equity Index Portfolio‡	67,982	568,402
EQ/Invesco Comstock Portfolio‡	17,638	236,819
EQ/Low Volatility Global ETF Portfolio‡	11,788	117,449
EQ/MFS International Growth Portfolio‡	53,711	345,368
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	21,042	335,497
EQ/PIMCO Global Real Return Portfolio‡	6,914	65,089
EQ/PIMCO Ultra Short Bond Portfolio‡	7,479	73,459
EQ/Real Estate PLUS Portfolio‡	26,589	261,847
EQ/T. Rowe Price Growth Stock Portfolio*‡	6,147	228,720
EQ/Wells Fargo Omega Growth Portfolio*‡	21,538	227,945
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	3,612	23,767
Franklin K2 Alternative Strategies Fund, Advisor Class	4,748	51,322
iShares® Floating Rate Bond ETF	860	43,387
iShares® Global Infrastructure ETF	5,420	204,497
iShares® International Treasury Bond ETF	100	9,136
iShares® JP Morgan USD Emerging Markets Bond ETF	690	73,416
iShares® Micro-Cap ETF	280	19,530
iShares® MSCI EAFE Small-Cap ETF	950	45,381
iShares® U.S. Oil & Gas Exploration & Production ETF	2,980	165,241
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	6,581	113,658
Multimanager Core Bond Portfolio‡	7,248	71,481
Multimanager Mid Cap Value Portfolio‡	27,045	356,366
PIMCO Foreign Bond Fund Unhedged, Institutional Class	1,722	15,688
PowerShares DB Base Metals Fund*	3,510	44,647
PowerShares DB Commodity Index Tracking Fund*	7,560	114,534
PowerShares DB G10 Currency Harvest Fund*	6,915	153,513
PowerShares DB Gold Fund*	4,550	166,439
PowerShares DB Silver Fund*	1,210	27,927
PowerShares S&P 500 BuyWrite Portfolio	5,090	102,716
SPDR® Barclays Short Term High Yield Bond ETF	1,110	29,903
Templeton Emerging Markets Small Cap Fund, Advisor Class	9,918	113,956
Templeton Global Smaller Companies Fund, Advisor Class	19,995	159,363
Vanguard Short-Term Inflation-Protected Securities ETF	230	11,127
Vanguard Total International Bond ETF	1,020	53,989

Total Investment Companies (100.1%) (Cost $8,002,447)		7,163,702

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	12,252	12,252

Total Short-Term Investment (0.2%) (Cost $12,252)		12,252

Total Investments (100.3%) (Cost $8,014,699)		7,175,954
Other Assets Less Liabilities (-0.3%)		(19,079)

Net Assets (100%)		$7,156,875

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$149,112	$100,305	$54,728	$147,293	$35	$401
AXA SmartBeta Equity Portfolio	125,074	53,384	54,094	119,243	51	299
AXA/AB Small Cap Growth Portfolio(b)	247,997	110,516	107,842	229,824	—	3,743
AXA/Lord Abbett Micro Cap Portfolio	105,901	42,699	33,793	104,078	—	1,133
EQ/BlackRock Basic Value Equity Portfolio	237,410	106,778	88,108	230,156	61	678
EQ/Capital Guardian Research Portfolio	468,397	218,176	184,669	483,288	—	2,717
EQ/Convertible Securities Portfolio	209,893	97,494	77,682	211,239	5,906	2,331
EQ/Emerging Markets Equity PLUS Portfolio	219,868	131,811	92,420	214,176	187	(3,634)
EQ/Energy ETF Portfolio	145,632	79,287	58,786	127,603	—	(3,657)
EQ/GAMCO Mergers and Acquisitions Portfolio	58,913	30,786	27,095	62,102	—	185
EQ/GAMCO Small Company Value Portfolio	248,155	109,918	89,391	239,775	—	2,596
EQ/Global Bond PLUS Portfolio	72,074	33,482	36,770	67,459	34	73
EQ/High Yield Bond Portfolio	50,336	20,040	16,738	52,861	62	(91)
EQ/Intermediate Government Bond Portfolio	73,107	33,357	36,646	70,897	—	107
EQ/International Equity Index Portfolio	554,989	277,350	228,482	568,402	658	(2,011)
EQ/Invesco Comstock Portfolio	237,616	117,677	87,712	236,819	960	1,074
EQ/Low Volatility Global ETF Portfolio	123,866	53,634	54,030	117,449	301	612
EQ/MFS International Growth Portfolio	334,593	154,473	128,865	345,368	1,067	(1,235)
EQ/Morgan Stanley Mid Cap Growth Portfolio	355,179	167,925	144,633	335,497	—	2,516
EQ/PIMCO Global Real Return Portfolio	61,249	27,692	22,282	65,089	2,015	(85)
EQ/PIMCO Ultra Short Bond Portfolio	69,604	40,849	36,790	73,459	—	(45)
EQ/Real Estate PLUS Portfolio	276,259	120,853	119,819	261,847	4,064	1,054
EQ/T. Rowe Price Growth Stock Portfolio	237,634	106,717	117,827	228,720	—	3,959
EQ/Wells Fargo Omega Growth Portfolio	239,083	112,736	104,674	227,945	—	5,631
Multimanager Core Bond Portfolio	74,049	34,546	36,785	71,481	1,197	(40)
Multimanager Mid Cap Value Portfolio	360,235	153,406	126,177	356,366	—	1,452

	$5,336,225	$2,535,891	$2,166,838	$5,248,436	$16,598	$19,763

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

(b)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,265,383	$—	$—	$1,265,383
Investment Companies	649,883	5,248,436	—	5,898,319
Short-Term Investments	12,252	—	—	12,252

Total Assets	$1,927,518	$5,248,436	$—	$7,175,954

Total Liabilities	$—	$—	$—	$—

Total	$1,927,518	$5,248,436	$—	$7,175,954

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78,063
Aggregate gross unrealized depreciation	(899,152)

Net unrealized depreciation	$(821,089)

Federal income tax cost of investments	$7,997,043

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA SmartBeta Equity Portfolio‡	30,813	$317,728
EQ/Emerging Markets Equity PLUS Portfolio‡	55,695	415,563
EQ/Global Bond PLUS Portfolio‡	130,642	1,183,405
EQ/International Equity Index Portfolio‡	118,489	990,694
EQ/Low Volatility Global ETF Portfolio‡	32,111	319,936
EQ/MFS International Growth Portfolio‡	93,809	603,208
EQ/PIMCO Global Real Return Portfolio‡	84,561	796,054
EQ/Real Estate PLUS Portfolio‡	94,922	934,770
iShares® Emerging Markets Infrastructure ETF	1,810	49,666
iShares® Global ex USD High Yield Corporate Bond ETF	31,330	1,426,142
iShares® Global Infrastructure ETF	5,410	204,119
iShares® International Select Dividend ETF	33,640	946,293
iShares® International Treasury Bond ETF	650	59,384
iShares® JP Morgan USD Emerging Markets Bond ETF	16,600	1,766,240
iShares® MSCI EAFE Small-Cap ETF	8,130	388,370
iShares® MSCI Frontier 100 ETF	1,130	28,408
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	15,813	273,087
PIMCO Foreign Bond Fund Unhedged, Institutional Class	22,692	206,723
PowerShares DB G10 Currency Harvest Fund*	11,540	256,188
PowerShares Global Short Term High Yield Bond Portfolio	12,710	294,745
SPDR® DB International Government Inflation-Protected Bond ETF	16,240	845,130
SPDR® S&P Emerging Markets SmallCap ETF	2,280	84,292
Templeton Emerging Markets Small Cap Fund, Advisor Class	18,555	213,197
Templeton Global Smaller Companies Fund, Advisor Class	26,853	214,019
Vanguard Short-Term Inflation-Protected Securities ETF	3,290	159,170
Vanguard Total International Bond ETF	5,690	301,172

Total Investment Companies (100.4%) (Cost $14,870,326)		13,277,703

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	90,199	90,199

Total Short-Term Investment (0.7%) (Cost $90,199)		90,199

Total Investments (101.1%) (Cost $14,960,525)		13,367,902
Other Assets Less Liabilities (-1.1%)		(139,015)

Net Assets (100%)		$13,228,887

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA SmartBeta Equity Portfolio(a)	$110,557	$9,887	$6,540	$317,728	$83	$53
EQ/Emerging Markets Equity PLUS Portfolio(b)	137,573	38,119	8,722	415,563	217	(22)
EQ/Global Bond PLUS Portfolio(c)	442,031	61,240	53,520	1,183,405	199	363
EQ/International Equity Index Portfolio(d)	347,955	33,141	29,347	990,694	348	39
EQ/Low Volatility Global ETF Portfolio(e)	108,763	10,091	6,557	319,936	694	240
EQ/MFS International Growth Portfolio(f)	206,865	19,208	24,302	603,208	544	182
EQ/PIMCO Global Real Return Portfolio(g)	303,169	30,539	31,495	796,054	15,212	(17)
EQ/Real Estate PLUS Portfolio(h)	301,348	28,486	35,873	934,770	8,791	1,132

	$1,958,261	$230,711	$196,356	$5,561,358	$26,088	$1,970

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	After the close of business on September 25, 2015, the Portfolio acquired Class K shares of the AXA SmartBeta Equity Portfolio with a value of $208,138 (at a cost of $201,872), representing 20,169 shares of the AXA SmartBeta Equity Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(b)	After the close of business on September 25, 2015, the Portfolio acquired Class K shares of the EQ/Emerging Markets Equity PLUS Portfolio with a value of $270,519 (at a cost of $344,114), representing 36,646 shares of the EQ/Emerging Markets Equity PLUS Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(c)	After the close of business on September 25, 2015, the Portfolio acquired Class K shares of the EQ/Global Bond PLUS Portfolio with a value of $740,703 (at a cost of $789,456), representing 81,988 shares of the EQ/Global Bond PLUS Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(d)	After the close of business on September 25, 2015, the Portfolio acquired Class K shares of the EQ/International Equity Index Portfolio with a value of $660,971 (at a cost of $771,152), representing 78,561 shares of the EQ/International Equity Index Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(e)	After the close of business on September 25, 2015, the Portfolio acquired Class K shares of the EQ/Low Volatility Global ETF Portfolio with a value of $212,831 (at a cost of $213,179), representing 21,325 shares of the EQ/Low Volatility Global ETF Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(f)	After the close of business on September 25, 2015, the Portfolio acquired Class K shares of the EQ/MFS International Growth Portfolio with a value of $406,572 (at a cost of $471,803), representing 63,414 shares of the EQ/MFS International Growth Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(g)	After the close of business on September 25, 2015, the Portfolio acquired Class K shares of the EQ/PIMCO Global Real Return Portfolio with a value of $500,075 (at a cost of $517,398), representing 53,276 shares of the EQ/PIMCO Global Real Return Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(h)	After the close of business on September 25, 2015, the Portfolio acquired Class K shares of the EQ/Real Estate PLUS Portfolio with a value of $657,033 (at a cost of $687,756), representing 66,765 shares of the EQ/Real Estate PLUS Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$6,809,319	$—	$—	$6,809,319
Investment Companies	907,026	5,561,358	—	6,468,384
Short-Term Investments	90,199	—	—	90,199

Total Assets	$7,806,544	$5,561,358	$—	$13,367,902

Total Liabilities	$—	$—	$—	$—

Total	$7,806,544	$5,561,358	$—	$13,367,902

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,446
Aggregate gross unrealized depreciation	(1,595,828)

Net unrealized depreciation	$(1,586,382)

Federal income tax cost of investments	$14,954,284

.

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	12,328	$80,768
BlackRock Global Long/Short Credit Fund, Institutional Class	12,109	124,967
Eaton Vance Floating-Rate Fund, Institutional Class	20,425	177,698
EQ/Boston Advisors Equity Income Portfolio‡	99,512	591,657
EQ/Core Bond Index Portfolio‡	24,162	244,511
EQ/Energy ETF Portfolio‡	8,940	56,435
EQ/Global Bond PLUS Portfolio‡	13,571	122,934
EQ/High Yield Bond Portfolio‡	24,829	241,947
EQ/PIMCO Global Real Return Portfolio‡	11,098	104,475
EQ/Quality Bond PLUS Portfolio‡	10,495	90,646
EQ/Real Estate PLUS Portfolio‡	28,850	284,107
iShares® Aaa - A Rated Corporate Bond ETF	2,300	117,415
iShares® Emerging Markets Infrastructure ETF	3,530	96,863
iShares® Floating Rate Bond ETF	1,440	72,648
iShares® Global ex USD High Yield Corporate Bond ETF	1,160	52,803
iShares® Global Infrastructure ETF	10,230	385,978
iShares® iBoxx $ Investment Grade Corporate Bond ETF	1,710	198,514
iShares® International Select Dividend ETF	8,850	248,950
iShares® JP Morgan USD Emerging Markets Bond ETF	1,090	115,976
iShares® U.S. Preferred Stock ETF	9,490	366,314
Multimanager Core Bond Portfolio‡	43,608	430,074
PIMCO Foreign Bond Fund Unhedged, Institutional Class	11,556	105,271
PowerShares Global Short Term High Yield Bond Portfolio	510	11,827
PowerShares S&P 500 BuyWrite Portfolio	14,350	289,583
SPDR® Barclays Short Term High Yield Bond ETF	1,560	42,026
SPDR® Nuveen S&P High Yield Municipal Bond ETF	2,620	148,318
Vanguard Short-Term Inflation-Protected Securities ETF	310	14,998
Vanguard Total International Bond ETF	400	21,172

Total Investment Companies (100.4%) (Cost $5,254,305)		4,838,875

SHORT-TERM INVESTMENT:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	18,286	18,286

Total Short-Term Investment (0.4%) (Cost $18,286)		18,286

Total Investments (100.8%) (Cost $5,272,591)		4,857,161
Other Assets Less Liabilities (-0.8%)		(40,408)

Net Assets (100%)		$4,816,753

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$98,097	$41,760	$37,935	$80,768	$17	$803
EQ/Boston Advisors Equity Income Portfolio	823,537	158,744	333,653	591,657	—	12,310
EQ/Core Bond Index Portfolio	341,388	53,649	154,853	244,511	—	987
EQ/Energy ETF Portfolio	94,809	25,351	47,037	56,435	—	1,217
EQ/Global Bond PLUS Portfolio	167,608	21,076	64,506	122,934	55	(960)
EQ/High Yield Bond Portfolio	321,008	41,982	121,334	241,947	255	(755)
EQ/PIMCO Global Real Return Portfolio	142,154	19,590	55,701	104,475	2,870	162
EQ/Quality Bond PLUS Portfolio	119,555	14,775	44,819	90,646	106	478
EQ/Real Estate PLUS Portfolio	433,360	52,303	189,011	284,107	3,863	4,307
Multimanager Core Bond Portfolio	600,583	82,550	252,896	430,074	7,244	581

	$3,142,099	$511,780	$1,301,745	$2,247,554	$14,410	$19,130

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,183,385	$—	$—	$2,183,385
Investment Companies	407,936	2,247,554	—	2,655,490
Short-Term Investments	18,286	—	—	18,286

Total Assets	$2,609,607	$2,247,554	$—	$4,857,161

Total Liabilities	$—	$—	$—	$—

Total	$2,609,607	$2,247,554	$—	$4,857,161

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,026
Aggregate gross unrealized depreciation	(424,639)

Net unrealized depreciation	$(413,613)

Federal income tax cost of investments	$5,270,774

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	21,294	$139,511
BlackRock Global Long/Short Credit Fund, Institutional Class	15,070	155,527
Eaton Vance Floating-Rate Fund, Institutional Class	6,688	58,189
EQ/Boston Advisors Equity Income Portfolio‡	85,906	510,759
EQ/Convertible Securities Portfolio‡	46,307	457,636
EQ/Energy ETF Portfolio‡	23,306	147,122
EQ/Global Bond PLUS Portfolio‡	15,893	143,970
EQ/High Yield Bond Portfolio‡	6,302	61,413
EQ/Low Volatility Global ETF Portfolio‡	50,464	502,804
EQ/PIMCO Global Real Return Portfolio‡	53,292	501,689
EQ/PIMCO Ultra Short Bond Portfolio‡	21,032	206,572
EQ/Real Estate PLUS Portfolio‡	33,011	325,083
iShares® Emerging Markets Infrastructure ETF	2,340	64,210
iShares® Floating Rate Bond ETF	17,470	881,361
iShares® Global ex USD High Yield Corporate Bond ETF	880	40,058
iShares® Global Infrastructure ETF	7,390	278,825
iShares® International Select Dividend ETF	15,240	428,701
iShares® International Treasury Bond ETF	400	36,544
iShares® JP Morgan USD Emerging Markets Bond ETF	1,330	141,512
PIMCO Unconstrained Bond Fund, Institutional Class	22,438	238,511
PowerShares Global Short Term High Yield Bond Portfolio	260	6,029
PowerShares S&P 500 BuyWrite Portfolio	5,570	112,403
SPDR® Barclays Short Term High Yield Bond ETF	4,520	121,769
Vanguard Short-Term Inflation-Protected Securities ETF	1,430	69,183
Vanguard Total International Bond ETF	2,130	112,741

Total Investment Companies (99.7%) (Cost $6,305,714)		5,742,122

SHORT-TERM INVESTMENT:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	60,815	60,815

Total Short-Term Investment (1.1%) (Cost $60,815)		60,815

Total Investments (100.8%) (Cost $6,366,529)		5,802,937
Other Assets Less Liabilities (-0.8%)		(43,647)

Net Assets (100%)		$5,759,290

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$203,349	$89,293	$109,725	$139,511	$31	$(1,795)
EQ/Boston Advisors Equity Income Portfolio	778,067	149,470	364,811	510,759	—	8,635
EQ/Convertible Securities Portfolio	737,870	109,385	356,476	457,636	11,966	7,008
EQ/Energy ETF Portfolio	197,508	104,277	112,520	147,122	—	(4,590)
EQ/Global Bond PLUS Portfolio	212,196	31,797	98,500	143,970	67	(1,611)
EQ/High Yield Bond Portfolio	88,005	13,020	39,880	61,413	68	(64)
EQ/Low Volatility Global ETF Portfolio	795,585	107,707	374,099	502,804	1,200	11,729
EQ/PIMCO Global Real Return Portfolio	758,235	111,074	359,115	501,689	14,528	962
EQ/PIMCO Ultra Short Bond Portfolio	315,210	42,668	151,467	206,572	—	(642)
EQ/Real Estate PLUS Portfolio	529,280	72,052	258,187	325,083	4,680	3,293

	$4,615,305	$830,743	$2,224,780	$2,996,559	$32,540	$22,925

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,293,336	$—	$—	$2,293,336
Investment Companies	452,227	2,996,559	—	3,448,786
Short-Term Investments	60,815	—	—	60,815

Total Assets	$2,806,378	$2,996,559	$—	$5,802,937

Total Liabilities	$—	$—	$—	$—

Total	$2,806,378	$2,996,559	$—	$5,802,937

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,570
Aggregate gross unrealized depreciation	(566,713)

Net unrealized depreciation	$(565,143)

Federal income tax cost of investments	$6,368,080

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA/Doubleline Opportunistic Core Plus Bond Portfolio*‡	805,595	$7,957,653
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	874,203	8,680,834
EQ/Core Bond Index Portfolio‡	12,302,240	124,492,425
EQ/High Yield Bond Portfolio‡	2,195,342	21,392,301
EQ/PIMCO Global Real Return Portfolio‡	879,734	8,281,727
EQ/Quality Bond PLUS Portfolio‡	5,797,045	50,070,098
Natixis Loomis Sayles Strategic Income Fund, Institutional Class Shares	364,184	5,349,856

Total Investment Companies (99.9%) (Cost $ 225,940,073)		226,224,894

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	115,593	115,593

Total Short-Term Investment (0.1%) (Cost $ 115,593)		115,593

Total Investments (100.0%) (Cost $ 226,055,666)		226,340,487
Other Assets Less Liabilities (0.0%)		100,230

Net Assets (100%)		$226,440,717

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA/Doubleline Opportunistic Core Plus Bond Portfolio	$—	$8,000,000	$—	$7,957,653	$—	$—
EQ/Core Bond Index Portfolio	158,026,617	1,487,566	36,851,770	124,492,425	—	298,150
EQ/High Yield Bond Portfolio	29,333,803	185,255	8,185,093	21,392,301	22,965	(213,347)
EQ/PIMCO Global Real Return Portfolio	—	9,162,859	608,187	8,281,727	234,086	(238)
EQ/Quality Bond PLUS Portfolio	52,519,644	497,784	3,512,894	50,070,098	59,849	46,497

	$239,880,064	$19,333,464	$49,157,944	$212,194,204	$316,900	$131,062

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active Markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$14,030,690	$212,194,204	$—	$226,224,894
Short-Term Investments	115,593	—	—	115,593

Total Assets	$14,146,283	$212,194,204	$—	$226,340,487

Total Liabilities	$—	$—	$—	$—

Total	$14,146,283	$212,194,204	$—	$226,340,487

There were no transfers between Levels 1, 2, or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,735,099
Aggregate gross unrealized depreciation	(2,451,114)

Net unrealized appreciation	$283,985

Federal income tax cost of investments	$226,056,502

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	34,548	$226,354
Eaton Vance Diversified Currency Income Fund, Institutional Class	8,555	76,739
EQ/Energy ETF Portfolio‡	39,086	246,740
EQ/PIMCO Global Real Return Portfolio‡	112,282	1,057,010
EQ/Real Estate PLUS Portfolio‡	50,860	500,862
iShares® Emerging Markets Infrastructure ETF	3,230	88,631
iShares® Global Infrastructure ETF	10,290	388,242
iShares® MSCI Global Agriculture Producers ETF	3,570	77,298
iShares® MSCI Global Gold Miners ETF	12,150	65,245
iShares® U.S. Oil & Gas Exploration & Production ETF	3,160	175,222
PIMCO Commodity RealReturn Strategy Fund®, Institutional Class	9,532	68,727
PowerShares DB Agriculture Fund*	1,040	21,715
PowerShares DB Base Metals Fund*	7,250	92,220
PowerShares DB Commodity Index Tracking Fund*	9,040	136,956
PowerShares DB G10 Currency Harvest Fund*	18,070	401,154
PowerShares DB Gold Fund*	6,690	244,720
PowerShares DB Silver Fund*	1,960	45,237
Vanguard Short-Term Inflation-Protected Securities ETF	3,460	167,395

Total Investment Companies (100.0%) (Cost $4,807,758)		4,080,467

SHORT-TERM INVESTMENT:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	41,128	41,128

Total Short-Term Investment (1.0%) (Cost $41,128)		41,128

Total Investments (101.0%) (Cost $4,848,886)		4,121,595
Other Assets Less Liabilities (-1.0%)		(41,532)

Net Assets (100%)		$4,080,063

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)	$194,908	$130,653	$37,298	$226,354	$47	$(44)
EQ/Energy ETF Portfolio	203,931	166,465	42,428	246,740	(1)	(3,237)
EQ/PIMCO Global Real Return Portfolio	1,236,395	95,423	246,791	1,057,010	29,447	(87)
EQ/Real Estate PLUS Portfolio	585,548	49,693	104,226	500,862	6,914	2,745

	$2,220,782	$442,234	$430,743	$2,030,966	$36,407	$(623)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,904,035	$—	$—	$1,904,035
Investment Companies	145,466	2,030,966	—	2,176,432
Short-Term Investments	41,128	—	—	41,128

Total Assets	$2,090,629	$2,030,966	$—	$4,121,595

Total Liabilities	$—	$—	$—	$—

Total	$2,090,629	$2,030,966	$—	$4,121,595

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,122
Aggregate gross unrealized depreciation	(682,256)

Net unrealized depreciation	$(677,134)

Federal income tax cost of investments	$4,798,729

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA/Lord Abbett Micro Cap Portfolio*‡	2,392,748	$23,590,072
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	6,545,867	60,225,072

Total Investment Companies (100.2%) (Cost $76,863,022)		83,815,144

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	134,514	134,514

Total Short-Term Investment (0.2%) (Cost $134,514)		134,514

Total Investments (100.4%) (Cost $76,997,536)		83,949,658
Other Assets Less Liabilities (-0.4%)		(325,913)

Net Assets (100%)		$83,623,745

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA/Lord Abbett Micro Cap Portfolio	$27,740,835	$1,213,183	$2,926,479	$23,590,072	$—	$588,953
AXA/Morgan Stanley Small Cap Growth Portfolio	69,259,218	1,794,210	4,805,361	60,225,072	—	436,499

	$97,000,053	$3,007,393	$7,731,840	$83,815,144	$—	$1,025,452

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$83,815,144	$—	$83,815,144
Short-Term Investments	134,514	—	—	134,514

Total Assets	$134,514	$83,815,144	$—	$83,949,658

Total Liabilities	$—	$—	$—	$—

Total	$134,514	$83,815,144	$—	$83,949,658

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,946,301
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$6,946,301

Federal income tax cost of investments	$77,003,357

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA/Horizon Small Cap Value Portfolio‡	8,242,761	$72,654,436
AXA/Pacific Global Small Cap Value Portfolio‡	9,278,395	68,950,535
EQ/GAMCO Small Company Value Portfolio‡	115,008	5,747,284
Snow Capital Small Cap Value Fund, Institutional Class	55,783	1,473,241

Total Investment Companies (99.9%) (Cost $140,153,621)		148,825,496

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	90,732	90,732

Total Short-Term Investment (0.1%) (Cost $90,732)		90,732

Total Investments (100.0%) (Cost $140,244,353)		148,916,228
Other Assets Less Liabilities (0.0%)		(63,827)

Net Assets (100%)		$148,852,401

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA/Horizon Small Cap Value Portfolio	$93,716,537	$731,463	$11,441,111	$72,654,436	$—	$2,003,367
AXA/Pacific Global Small Cap Value Portfolio	88,225,435	816,745	5,320,183	68,950,535	—	459,576
EQ/GAMCO Small Company Value Portfolio	—	6,069,246	—	5,747,284	—	69,246

	$181,941,972	$7,617,454	$16,761,294	$147,352,255	$—	$2,532,189

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$1,473,241	$147,352,255	$—	$148,825,496
Short-Term Investments	90,732	—	—	90,732

Total Assets	$1,563,973	$147,352,255	$—	$148,916,228

Total Liabilities	$—	$—	$—	$—

Total	$1,563,973	$147,352,255	$—	$148,916,228

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,620,245
Aggregate gross unrealized depreciation	(953,869)

Net unrealized appreciation	$8,666,376

Federal income tax cost of investments	$140,249,852

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	37,345	$419,753
AXA Natural Resources Portfolio‡	117,295	768,489
BlackRock Global Long/Short Credit Fund, Institutional Class	44,939	463,769
EQ/Convertible Securities Portfolio‡	134,891	1,333,091
EQ/Energy ETF Portfolio‡	95,052	600,037
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	132,181	1,710,188
EQ/Real Estate PLUS Portfolio‡	139,229	1,371,095
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	20,104	132,284
Franklin K2 Alternative Strategies Fund, Advisor Class	12,241	132,327
iShares® Emerging Markets Infrastructure ETF	9,280	254,643
iShares® Global Infrastructure ETF	28,760	1,085,115
iShares® MSCI Global Agriculture Producers ETF	8,230	178,196
iShares® MSCI Global Gold Miners ETF	30,650	164,590
iShares® U.S. Oil & Gas Exploration & Production ETF	11,060	613,277
PowerShares DB Agriculture Fund*	3,120	65,146
PowerShares DB Base Metals Fund*	18,820	239,390
PowerShares DB Commodity Index Tracking Fund*	29,270	443,440
PowerShares DB G10 Currency Harvest Fund*	59,670	1,324,674
PowerShares DB Gold Fund*	20,385	745,683
PowerShares DB Silver Fund*	5,070	117,016
PowerShares Multi-Strategy Alternative Portfolio*	28,050	641,784
WisdomTree Managed Futures Strategy Fund*	1,550	64,232

Total Investment Companies (100.4%) (Cost $15,137,686)		12,868,219

SHORT-TERM INVESTMENT:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	51,679	51,679

Total Short-Term Investment (0.4%) (Cost $51,679)		51,679

Total Investments (100.8%) (Cost $15,189,365)		12,919,898
Other Assets Less Liabilities (-0.8%)		(108,563)

Net Assets (100%)		$12,811,335

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio(a)(b)	$378,496	$215,833	$178,862	$768,489	$117	$1,981
EQ/Convertible Securities Portfolio(c)	792,031	170,699	357,101	1,333,091	28,001	8,839
EQ/Energy ETF Portfolio(d)	386,700	107,798	186,283	600,037	—	2,560
EQ/GAMCO Mergers and Acquisitions Portfolio(e)	1,453,811	297,492	953,660	1,710,188	—	(1,906)
EQ/Real Estate PLUS Portfolio(f)	805,416	218,861	380,113	1,371,095	14,250	9,508

	$3,816,454	$1,010,683	$2,056,019	$5,782,900	$42,368	$20,982

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

(b)	After the close of business on September 25, 2015, the Portfolio acquired Class K shares of the AXA Natural Resources Portfolio with a value of $445,601 (at a cost of $661,690), representing 67,737 shares of the AXA Natural Resources Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(c)	After the close of business on September 25, 2015, the Portfolio acquired Class K shares of the EQ/Convertible Securities Portfolio with a value of $779,335 (at a cost of $781,986), representing 77,743 shares of the EQ/Convertible Securities Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(d)	After the close of business on September 25, 2015, the Portfolio acquired Class K shares of the EQ/Energy ETF Portfolio with a value of $369,559 (at a cost of $571,581), representing 57,583 shares of the EQ/Energy ETF Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(e)	After the close of business on September 25, 2015, the Portfolio acquired Class K shares of the EQ/GAMCO Mergers and Acquisitions Portfolio with a value of $890,657 (at a cost of $937,985), representing 68,773 shares of the EQ/GAMCO Mergers and Acquisitions Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(f)	After the close of business on September 25, 2015, the Portfolio acquired Class K shares of the EQ/Real Estate PLUS Portfolio with a value of $760,586 (at a cost of $789,520), representing 77,288 shares of the EQ/Real Estate PLUS Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$5,937,186	$—	$—	$5,937,186
Investment Companies	1,148,133	5,782,900	—	6,931,033
Short-Term Investments	51,679	—	—	51,679

Total Assets	$7,136,998	$5,782,900	$—	$12,919,898

Total Liabilities	$—	$—	$—	$—

Total	$7,136,998	$5,782,900	$—	$12,919,898

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,707
Aggregate gross unrealized depreciation	(2,267,582)

Net unrealized depreciation	$(2,213,875)

Federal income tax cost of investments	$15,133,773

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	76,562	$1,499,542
EQ/Core Bond Index Portfolio‡	1,463,747	14,812,381
EQ/Emerging Markets Equity PLUS Portfolio‡	356,349	2,658,880
EQ/Equity 500 Index Portfolio‡	425,019	14,215,356
EQ/Global Bond PLUS Portfolio‡	537,263	4,866,750
EQ/High Yield Bond Portfolio‡	448,093	4,366,403
EQ/International Equity Index Portfolio‡	894,190	7,476,385
EQ/MFS International Growth Portfolio‡	221,237	1,422,595
EQ/PIMCO Ultra Short Bond Portfolio‡	417,216	4,097,857
EQ/Quality Bond PLUS Portfolio‡	412,496	3,562,801
EQ/Small Company Index Portfolio‡	126,976	1,366,526
Multimanager Aggressive Equity Portfolio‡	25,275	1,090,236
Multimanager Mid Cap Growth Portfolio*‡	137,629	1,223,492
Multimanager Mid Cap Value Portfolio‡	129,146	1,701,729

Total Investment Companies (99.4%) (Cost $57,015,904)		64,360,933

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	472,533	472,533

Total Short-Term Investment (0.7%) (Cost $472,533)		472,533

Total Investments (100.1%) (Cost $57,488,437)		64,833,466
Other Assets Less Liabilities (-0.1%)		(35,968)

Net Assets (100%)		$64,797,498

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$1,636,720	$491,019	$481,574	$1,499,542	$358	$16,685
EQ/Core Bond Index Portfolio	16,709,449	1,727,102	3,848,120	14,812,381	—	7,152
EQ/Emerging Markets Equity PLUS Portfolio	3,508,007	408,654	734,100	2,658,880	2,077	(27,115)
EQ/Equity 500 Index Portfolio	17,510,846	1,358,877	3,480,508	14,215,356	—	355,869
EQ/Global Bond PLUS Portfolio	5,359,075	1,033,763	1,440,379	4,866,750	2,211	(18,586)
EQ/High Yield Bond Portfolio	4,815,560	558,623	959,192	4,366,403	4,693	1,261
EQ/International Equity Index Portfolio	5,177,489	4,001,197	1,279,310	7,476,385	7,818	(9,138)
EQ/International ETF Portfolio	3,416,043	—	5,496,966	—	—	(2,012,178)
EQ/MFS International Growth Portfolio	1,941,628	599,647	1,130,927	1,422,595	4,010	(33,124)
EQ/PIMCO Ultra Short Bond Portfolio	4,736,853	326,598	960,487	4,097,857	—	(5,956)
EQ/Quality Bond PLUS Portfolio	2,629,015	1,656,182	758,264	3,562,801	4,265	(295)
EQ/Small Company Index Portfolio	1,757,600	208,276	448,980	1,366,526	—	40,049
Multimanager Aggressive Equity Portfolio	1,835,757	83,541	370,652	1,090,236	—	471,583
Multimanager Mid Cap Growth Portfolio	1,512,984	115,244	314,241	1,223,492	—	33,543
Multimanager Mid Cap Value Portfolio	2,212,801	113,909	365,091	1,701,729	—	141,359

	$74,759,827	$12,682,632	$22,068,791	$64,360,933	$25,432	$(1,038,891)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$64,360,933	$—	$64,360,933
Short-Term Investments	472,533	—	—	472,533

Total Assets	$472,533	$64,360,933	$—	$64,833,466

Total Liabilities	$—	$—	$—	$—

Total	$472,533	$64,360,933	$—	$64,833,466

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,125,356
Aggregate gross unrealized depreciation	(2,840,876)

Net unrealized appreciation	$7,284,480

Federal income tax cost of investments	$57,548,986

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	170,970	$3,348,623
EQ/Core Bond Index Portfolio‡	1,590,371	16,093,752
EQ/Emerging Markets Equity PLUS Portfolio‡	779,660	5,817,390
EQ/Equity 500 Index Portfolio‡	1,294,662	43,301,790
EQ/Global Bond PLUS Portfolio‡	650,819	5,895,387
EQ/High Yield Bond Portfolio‡	615,175	5,994,517
EQ/International Equity Index Portfolio‡	2,021,120	16,898,724
EQ/MFS International Growth Portfolio‡	833,232	5,357,829
EQ/PIMCO Ultra Short Bond Portfolio‡	460,139	4,519,440
EQ/Quality Bond PLUS Portfolio‡	578,316	4,995,018
EQ/Small Company Index Portfolio‡	624,477	6,720,680
Multimanager Aggressive Equity Portfolio‡	47,743	2,059,349
Multimanager Mid Cap Growth Portfolio*‡	124,379	1,105,696
Multimanager Mid Cap Value Portfolio‡	270,957	3,570,349

Total Investment Companies (99.8%) (Cost $111,741,404)		125,678,544

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	397,647	397,647

Total Short-Term Investment (0.3%) (Cost $397,647)		397,647

Total Investments (100.1%) (Cost $112,139,051)		126,076,191
Other Assets Less Liabilities (-0.1%)		(76,851)

Net Assets (100%)		$125,999,340

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$1,853,975	$2,315,017	$453,385	$3,348,623	$806	$2,130
EQ/Core Bond Index Portfolio	17,494,193	1,578,584	3,227,151	16,093,752	—	(1,060)
EQ/Emerging Markets Equity PLUS Portfolio	6,767,164	779,281	505,654	5,817,390	4,562	(2,779)
EQ/Equity 500 Index Portfolio	47,037,587	4,014,587	5,040,559	43,301,790	—	127,167
EQ/Global Bond PLUS Portfolio	5,904,740	706,296	598,631	5,895,387	2,690	7,615
EQ/High Yield Bond Portfolio	5,550,217	1,016,753	476,009	5,994,517	6,466	990
EQ/International Equity Index Portfolio	10,503,973	8,474,557	1,001,966	16,898,724	17,728	(13,307)
EQ/International ETF Portfolio	7,093,589	—	12,864,360	—	—	(5,627,401)
EQ/MFS International Growth Portfolio	5,259,004	1,347,758	1,039,035	5,357,829	15,148	(5,939)
EQ/PIMCO Ultra Short Bond Portfolio	4,516,276	438,853	423,925	4,519,440	—	(627)
EQ/Quality Bond PLUS Portfolio	2,269,899	2,920,393	235,801	4,995,018	6,000	7
EQ/Small Company Index Portfolio	7,157,512	871,612	706,396	6,720,680	—	25,646
Multimanager Aggressive Equity Portfolio	3,106,566	185,203	697,446	2,059,349	—	534,295
Multimanager Mid Cap Growth Portfolio	1,161,222	138,646	106,978	1,105,696	—	21,835
Multimanager Mid Cap Value Portfolio	4,272,974	167,375	487,819	3,570,349	—	130,692

	$129,948,891	$24,954,915	$27,865,115	$125,678,544	$53,400	$(4,800,736)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$125,678,544	$—	$125,678,544
Short-Term Investments	397,647	—	—	397,647

Total Assets	$397,647	$125,678,544	$—	$126,076,191

Total Liabilities	$—	$—	$—	$—

Total	$397,647	$125,678,544	$—	$126,076,191

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,563,080
Aggregate gross unrealized depreciation	(5,745,501)

Net unrealized appreciation	$13,817,579

Federal income tax cost of investments	$112,258,612

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	101,133	$1,980,793
EQ/Core Bond Index Portfolio‡	644,941	6,526,479
EQ/Emerging Markets Equity PLUS Portfolio‡	575,003	4,290,355
EQ/Equity 500 Index Portfolio‡	1,078,006	36,055,425
EQ/Global Bond PLUS Portfolio‡	274,993	2,491,000
EQ/High Yield Bond Portfolio‡	259,120	2,524,970
EQ/International Equity Index Portfolio‡	1,540,323	12,878,749
EQ/MFS International Growth Portfolio‡	754,036	4,848,584
EQ/PIMCO Ultra Short Bond Portfolio‡	223,591	2,196,091
EQ/Quality Bond PLUS Portfolio‡	313,115	2,704,431
EQ/Small Company Index Portfolio‡	550,835	5,928,140
Multimanager Aggressive Equity Portfolio‡	17,226	743,040
Multimanager Mid Cap Growth Portfolio*‡	95,359	847,714
Multimanager Mid Cap Value Portfolio‡	128,358	1,691,356

Total Investment Companies (99.5%) (Cost $74,582,022)		85,707,127

SHORT-TERM INVESTMENT:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	308,315	308,315

Total Short-Term Investment (0.4%) (Cost $308,315)		308,315

Total Investments (99.9%) (Cost $74,890,337)		86,015,442
Other Assets Less Liabilities (0.1%)		61,897

Net Assets (100%)		$86,077,339

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$984,042	$1,475,527	$260,094	$1,980,793	$461	$(158)
EQ/Core Bond Index Portfolio	7,086,729	758,697	1,418,759	6,526,479	—	(443)
EQ/Emerging Markets Equity PLUS Portfolio	4,963,573	506,169	285,592	4,290,355	3,309	(2,211)
EQ/Equity 500 Index Portfolio	38,339,479	3,056,711	3,162,727	36,055,425	—	64,044
EQ/Global Bond PLUS Portfolio	2,439,759	281,672	181,093	2,491,000	1,116	3,162
EQ/High Yield Bond Portfolio	2,223,336	491,506	147,794	2,524,970	2,683	364
EQ/International Equity Index Portfolio	8,004,709	6,267,898	591,048	12,878,749	13,340	(3,042)
EQ/International ETF Portfolio	5,246,028	—	8,853,340	—	—	(3,502,029)
EQ/MFS International Growth Portfolio	4,646,136	944,731	567,099	4,848,584	13,348	(2,869)
EQ/PIMCO Ultra Short Bond Portfolio	2,272,547	203,528	274,380	2,196,091	—	(422)
EQ/Quality Bond PLUS Portfolio	903,094	1,858,183	76,530	2,704,431	3,191	25
EQ/Small Company Index Portfolio	6,380,086	664,003	601,340	5,928,140	—	24,402
Multimanager Aggressive Equity Portfolio	1,397,622	151,970	493,501	743,040	—	331,390
Multimanager Mid Cap Growth Portfolio	875,805	77,401	39,922	847,714	—	16,647
Multimanager Mid Cap Value Portfolio	1,883,592	103,116	169,140	1,691,356	—	3,995

	$87,646,537	$16,841,112	$17,122,359	$85,707,127	$37,448	$(3,067,145)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$85,707,127	$—	$85,707,127
Short-Term Investments	308,315	—	—	308,315

Total Assets	$308,315	$85,707,127	$—	$86,015,442

Total Liabilities	$—	$—	$—	$—

Total	$308,315	$85,707,127	$—	$86,015,442

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,069,952
Aggregate gross unrealized depreciation	(3,975,587)

Net unrealized appreciation	$11,094,365

Federal income tax cost of investments	$74,921,077

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	88,025	$1,724,051
EQ/Core Bond Index Portfolio‡	234,598	2,374,012
EQ/Emerging Markets Equity PLUS Portfolio‡	432,038	3,223,628
EQ/Equity 500 Index Portfolio‡	830,059	27,762,484
EQ/Global Bond PLUS Portfolio‡	59,596	539,845
EQ/High Yield Bond Portfolio‡	104,100	1,014,388
EQ/International Equity Index Portfolio‡	1,202,582	10,054,870
EQ/MFS International Growth Portfolio‡	652,663	4,196,737
EQ/PIMCO Ultra Short Bond Portfolio‡	64,408	632,609
EQ/Quality Bond PLUS Portfolio‡	67,236	580,731
EQ/Small Company Index Portfolio‡	453,732	4,883,111
Multimanager Aggressive Equity Portfolio‡	10,141	437,417
Multimanager Mid Cap Growth Portfolio*‡	62,564	556,182
Multimanager Mid Cap Value Portfolio‡	108,375	1,428,038

Total Investment Companies (99.9%) (Cost $52,321,272)		59,408,103

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	142,523	142,523

Total Short-Term Investment (0.2%) (Cost $142,523)		142,523

Total Investments (100.1%) (Cost $52,463,795)		59,550,626
Other Assets Less Liabilities (-0.1%)		(43,808)

Net Assets (100%)		$59,506,818

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$1,021,393	$1,066,874	$169,902	$1,724,051	$400	$105
EQ/Core Bond Index Portfolio	2,141,983	276,819	76,490	2,374,012	—	23
EQ/Emerging Markets Equity PLUS Portfolio	3,664,416	434,025	190,965	3,223,628	2,482	128
EQ/Equity 500 Index Portfolio	28,690,976	3,070,493	2,327,466	27,762,484	—	34,567
EQ/Global Bond PLUS Portfolio	488,618	109,123	47,831	539,845	241	629
EQ/High Yield Bond Portfolio	742,440	347,767	55,552	1,014,388	1,076	183
EQ/International Equity Index Portfolio	6,254,947	4,955,037	519,593	10,054,870	10,400	(3,646)
EQ/International ETF Portfolio	3,881,583	—	6,472,639	—	—	(2,512,995)
EQ/MFS International Growth Portfolio	3,908,373	847,349	389,841	4,196,737	11,538	(2,492)
EQ/PIMCO Ultra Short Bond Portfolio	604,472	62,376	32,556	632,609	—	(23)
EQ/Quality Bond PLUS Portfolio	212,622	378,255	14,552	580,731	681	5
EQ/Small Company Index Portfolio	4,914,055	695,169	293,500	4,883,111	—	18,626
Multimanager Aggressive Equity Portfolio	562,387	152,047	255,573	437,417	—	19,881
Multimanager Mid Cap Growth Portfolio	562,638	64,495	27,001	556,182	—	10,885
Multimanager Mid Cap Value Portfolio	1,501,552	79,424	46,533	1,428,038	—	182

	$59,152,455	$12,539,253	$10,919,994	$59,408,103	$26,818	$(2,433,942)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$59,408,103	$—	$59,408,103
Short-Term Investments	142,523	—	—	142,523

Total Assets	$142,523	$59,408,103	$—	$59,550,626

Total Liabilities	$—	$—	$—	$—

Total	$142,523	$59,408,103	$—	$59,550,626

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,933,927
Aggregate gross unrealized depreciation	(2,906,125)

Net unrealized appreciation	$7,027,802

Federal income tax cost of investments	$52,522,824

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	105,977	$2,075,660
EQ/Emerging Markets Equity PLUS Portfolio‡	201,769	1,505,487
EQ/Equity 500 Index Portfolio‡	377,680	12,632,031
EQ/International Equity Index Portfolio‡	500,005	4,180,578
EQ/MFS International Growth Portfolio‡	484,872	3,117,814
EQ/Small Company Index Portfolio‡	295,226	3,177,248
Multimanager Aggressive Equity Portfolio‡	11,578	499,395
Multimanager Mid Cap Growth Portfolio*‡	7,729	68,710
Multimanager Mid Cap Value Portfolio‡	5,231	68,930

Total Investment Companies (100.1%) (Cost $30,456,574)		27,325,853

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	1,699	1,699

Total Short-Term Investment (0.0%) (Cost $1,699)		1,699

Total Investments (100.1%) (Cost $30,458,273)		27,327,552
Other Assets Less Liabilities (-0.1%)		(26,109)

Net Assets (100%)		$27,301,443

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in companies which were affiliates for the period ended September 30, 2015, were as follows:

Securities	Value April 30, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$—	$2,366,257	$8,661	$2,075,660	$489	$9
EQ/Emerging Markets Equity PLUS Portfolio	—	1,984,774	7,271	1,505,487	1,161	—	#
EQ/Equity 500 Index Portfolio	—	13,675,322	49,963	12,632,031	—	15,014
EQ/International Equity Index Portfolio	—	4,812,181	17,574	4,180,578	4,328	46
EQ/MFS International Growth Portfolio	—	3,519,118	12,856	3,117,814	8,621	10
EQ/Small Company Index Portfolio	—	3,522,385	12,807	3,177,248	(1)	11,948
Multimanager Aggressive Equity Portfolio	—	534,206	1,951	499,395	—	7
Multimanager Mid Cap Growth Portfolio	—	77,658	280	68,710	—	1,343
Multimanager Mid Cap Value Portfolio	—	76,315	279	68,930	—	1

	$—	$30,568,216	$111,642	$27,325,853	$14,598	$28,378

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

#	Amount represents less than $0.50.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$27,325,853	$—	$27,325,853
Short-Term Investments	1,699	—	—	1,699

Total Assets	$1,699	$27,325,853	$—	$27,327,552

Total Liabilities	$—	$—	$—	$—

Total	$1,699	$27,325,853	$—	$27,327,552

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,130,721)

Net unrealized depreciation	$(3,130,721)

Federal income tax cost of investments	$30,458,273

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2015 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”),a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of a Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2015 is included in the Portfolios of Investments. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level. The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period.

Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price.

If applicable, any transfers into and out of Level 3, if material, are included in a Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and, if applicable, investment sub-advisers (“Sub-Advisers”) for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser, if applicable, or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2015 (Unaudited)

taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on Portfolio net asset values (“NAVs”).

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust’s calculation of NAVs for each applicable Portfolio when FMG LLC deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At September 30, 2015, none of the Portfolios applied these procedures.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee,
President and Chief Executive Officer
November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
November 25, 2015

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer and Treasurer
November 25, 2015